UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08004

Aston Funds
(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Address of principal executive offices) (Zip code)

Stuart D. Bilton, President
Aston Funds
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 268-1400

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 96.01%
	Consumer Discretionary – 10.83%
87,585	Bed Bath & Beyond *	$6,548,730
133,050	Gap	5,480,329
163,212	Mattel	4,390,403
		16,419,462

	Consumer Staples – 3.17%
56,600	Wal-Mart Stores	4,809,868

	Energy – 7.49%
50,400	Chevron	5,167,512
108,675	Ensco, Class A (United Kingdom)	3,047,247
50,925	Royal Dutch Shell PLC, ADR	3,129,341
		11,344,100

	Financials – 18.08%
53,950	ACE (Switzerland)	5,824,442
72,725	Capital One Financial	5,324,197
112,525	Citigroup	5,283,049
111,150	JPMorgan Chase	6,044,337
158,430	Unum Group	4,920,836
		27,396,861

	Healthcare – 6.88%
73,550	Baxter International	5,171,301
52,475	Johnson & Johnson	5,254,847
		10,426,148

	Industrials – 22.78%
25,200	Boeing	3,663,324
45,250	Cummins	6,310,565
104,525	Emerson Electric	5,951,653
32,650	Honeywell International	3,191,864
44,200	Norfolk Southern	4,507,074
54,550	Parker Hannifin	6,352,893
19,290	WW Grainger	4,549,354
		34,526,727

	Information Technology – 26.78%
22,035	Apple	2,581,621
223,950	Cisco Systems	5,904,442
199,450	EMC	5,171,738
128,300	Intel	4,239,032
145,450	Microsoft	5,876,180
157,225	Oracle	6,586,155
83,875	QUALCOMM	5,238,833
51,350	Western Digital	4,992,761
		40,590,762

	Total Common Stocks (Cost $147,366,145)	145,513,928

INVESTMENT COMPANY – 4.05%
6,136,264	BlackRock Liquidity Funds TempCash Portfolio	6,136,264

	Total Investment Company (Cost $6,136,264)	6,136,264
Total Investments – 100.06% (Cost $153,502,409)**		151,650,192
Net Other Assets and Liabilities – (0.06)%		(87,118)
Net Assets – 100.00%		$151,563,074

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$6,648,004
	Gross unrealized depreciation	(8,500,221)
	Net unrealized depreciation	$(1,852,217)

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments.
1

Aston Funds

ASTON/Fairpointe Focused Equity Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 97.02%
	Consumer Discretionary – 24.78%
3,800	Carnival	$167,047
3,500	Discovery Communications, Class C *	97,580
3,000	International Game Technology	50,760
4,600	Interpublic Group	91,724
3,700	Liberty Interactive, Class A *	101,232
11,000	News, Class A *	163,790
4,700	Scholastic	172,866
6,700	Staples	114,235
5,700	Twenty-First Century Fox, Class A	189,012
		1,148,246

	Consumer Staples – 12.28%
20,500	Avon Products	158,670
2,500	PepsiCo	234,450
4,000	Univelver, SP ADR	175,880
		569,000

	Energy – 13.07%
1,650	Apache	103,241
4,100	Atwood Oceanics	117,178
4,500	BP, SP ADR	174,735
5,200	Cenovus Energy (Canada)	98,228
6,900	Transocean Ltd. (Switzerland)	112,470
		605,852

	Financials – 6.95%
3,100	Legg Mason	171,864
2,300	Northern Trust	150,374
		322,238

	Healthcare – 15.94%
10,800	Boston Scientific *	159,948
5,700	Hologic * .	173,081
2,500	Hospira *	158,575
700	Quest Diagnostics	49,749
1,400	Varian Medical Systems *	129,584
1,300	VCA *	67,730
		738,667

	Industrials – 6.88%
5,400	AGCO	234,036
1,900	Polypore International *	84,968
		319,004

	Information Technology – 17.12%
6,700	Cisco Systems	176,646
4,700	Cree *	166,192
5,400	Hewlett-Packard	195,102
3,400	Itron *	126,514
2,900	Teradata * .	129,224
		793,678

	Total Common Stocks (Cost $4,563,986)	4,496,685

INVESTMENT COMPANY – 4.07%
188,649	BlackRock Liquidity Funds TempCash Portfolio	188,649

	Total Investment Company (Cost $188,649)	188,649

Total Investments – 101.09% (Cost $4,752,635)**		4,685,334
Net Other Assets and Liabilities – (1.09)%		(50,505)
Net Assets – 100.00%		$4,634,829

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$94,958
	Gross unrealized depreciation	(162,259)
	Net unrealized depreciation	$(67,301)

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

2

Aston Funds

ASTON/Herndon Large Cap Value Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 97.55%
	Consumer Discretionary – 7.65%
36,224	Ross Stores	$3,322,103
68,791	TJX	4,536,079
34,894	Yum! Brands	2,522,138
		10,380,320

	Consumer Staples – 8.50%
82,749	Altria Group	4,393,972
26,254	Campbell Soup	1,200,858
52,175	Colgate-Palmolive	3,522,856
30,242	Philip Morris International	2,426,618
		11,544,304

	Energy – 20.86%
49,516	Apache	3,098,216
108,005	Atwood Oceanics	3,086,783
59,486	ConocoPhillips	3,746,428
83,081	Continental Resources *	3,771,877
29,577	Exxon Mobil	2,585,621
44,864	Marathon Petroleum	4,153,958
73,444	Oil States International *	3,016,345
44,532	SM Energy	1,684,200
59,818	Valero Energy	3,163,176
		28,306,604

	Financials – 21.57%
61,148	Aflac	3,490,328
93,383	Apartment Investment & Management, Class A, REIT	3,722,246
74,441	CBOE Holdings	4,799,211
61,812	Discover Financial Services	3,361,337
67,462	Eaton Vance	2,715,346
37,221	McGraw-Hill	3,329,046
32,900	Moody’s	3,004,757
87,069	Nationstar Mortgage Holdings *	2,238,544
58,489	Waddell & Reed Financial, Class A	2,615,043
		29,275,858
	Healthcare – 5.97%
19,334	Baxter International	1,359,374
27,583	Gilead Sciences *	2,891,526
72,447	Mylan *	3,850,558
		8,101,458

	Industrials – 11.09%
30,906	Caterpillar	2,471,553
7,976	Copa Holdings SA, Class A (Panama).	857,500
24,925	Lockheed Martin	4,695,122
33,565	Rockwell Collins	2,873,835
26,919	United Parcel Service, Class B	2,660,674
23,263	Verisk Analytics, Class A *	1,496,974
		15,055,658

	Information Technology – 11.97%
48,852	Apple	5,723,500
82,084	Microsoft	3,316,194
42,870	Western Digital	4,168,250
178,457	Western Union	3,033,769
		16,241,713

	Materials – 6.14%
10,967	CF Industries Holdings	3,349,103
17,614	LyondellBasell Industries NV, Class A, (Netherlands)	1,393,091
7,976	Newmarket	3,586,568
		8,328,762

	Telecommunication Services – 2.00%
59,486	Verizon Communications	2,719,105

	Utilities – 1.80%
199,726	AES	2,440,652

	Total Common Stocks (Cost $119,913,226)	132,394,434

INVESTMENT COMPANY – 2.74%
3,717,866	BlackRock Liquidity Funds TempCash Portfolio	3,717,866

	Total Investment Company (Cost $3,717,866)	3,717,866
Total Investments – 100.29% (Cost $123,631,092)**		136,112,300
Net Other Assets and Liabilities – (0.29)%		(398,476)
Net Assets – 100.00%		$135,713,824

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$21,525,403
	Gross unrealized depreciation	(9,044,195)
	Net unrealized appreciation	$12,481,208

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

3

Aston Funds

ASTON/Montag & Caldwell Growth Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 94.13%
	Consumer Discretionary – 11.36%
825,300	Dollar Tree *	$58,678,830
550,100	NIKE, Class B	50,746,725
396,117	Ralph Lauren	66,107,966
1,353,500	Starbucks	118,471,855
1,559,100	TJX Companies	102,807,054
		396,812,430

	Consumer Staples – 21.77%
1,459,500	Colgate-Palmolive	98,545,440
565,100	Costco Wholesale	80,803,649
1,239,600	Estee Lauder, Class A	87,503,364
3,728,800	Mondelez International, Class A	131,402,912
1,734,200	PepsiCo	162,633,276
1,311,500	Procter & Gamble	110,546,335
1,210,100	Walgreens Boots Alliance	89,244,875
		760,679,851

	Energy – 2.26%
539,200	Occidental Petroleum	43,136,000
436,000	Schlumberger	35,922,040
		79,058,040

	Financials – 6.04%
1,205,100	American Express	97,239,519
850,200	State Street	60,797,802
1,022,200	Wells Fargo & Co	53,072,624
		211,109,945

	Healthcare – 29.71%
2,605,800	Abbott Laboratories	116,635,608
277,645	Actavis PLC * (Ireland)	74,003,498
563,362	Allergan	123,522,752
808,600	AmerisourceBergen	76,857,430
560,290	Amgen	85,309,755
354,004	Biogen Idec *	137,764,197
1,465,100	Gilead Sciences *	153,586,433
722,060	McKesson	153,546,059
934,300	Thermo Fisher Scientific	116,983,703
		1,038,209,435

	Industrials – 8.12%
784,900	Honeywell International	76,731,824
624,300	Union Pacific	73,174,203
527,500	United Parcel Service, Class B	52,138,100
246,200	United Technologies	28,258,836
225,746	WW Grainger	53,239,937
		283,542,900

	Information Technology – 11.08%
807,500	Accenture PLC, Class A (Ireland)	67,854,225
782,100	Facebook, Class A *	59,369,211
166,647	Google, Class A *	89,581,095
461,500	QUALCOMM	28,825,290
554,832	Visa, Class A	141,432,225
		387,062,046

	Materials – 3.79%
1,122,200	Monsanto	132,397,156

	Total Common Stocks (Cost $2,744,360,171)	3,288,871,803

INVESTMENT COMPANY – 3.63%
126,929,507	BlackRock Liquidity Funds TempCash Portfolio	126,929,507

	Total Investment Company (Cost $126,929,507)	126,929,507
Total Investments – 97.76% (Cost $2,871,289,678)**		3,415,801,310
Net Other Assets and Liabilities – 2.24%		78,279,808
Net Assets – 100.00%		$3,494,081,118

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$577,915,763
Gross unrealized depreciation	(33,404,131)
Net unrealized appreciation	$544,511,632

See accompanying Notes to Schedule of Investments.

4

Aston Funds

ASTON/TAMRO Diversified Equity Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 99.53%
	Consumer Discretionary – 16.33%
5,947	Amazon.com *	$2,108,390
14,958	CarMax *	928,892
8,186	Grand Canyon Education *	358,710
8,084	Home Depot	844,131
17,541	Iconix Brand Group *	583,063
32,445	Live Nation Entertainment *	771,218
13,309	Macy’s	850,179
394	NVR *	494,167
10,412	Red Robin Gourmet Burgers *	806,930
		7,745,680

	Consumer Staples – 13.20%
23,428	Coca-Cola	964,531
10,864	Constellation Brands, Class A *	1,199,929
7,176	Keurig Green Mountain	879,491
21,301	Nu Skin Enterprises, Class A	872,915
12,698	Sysco	497,381
12,303	United Natural Foods *	950,776
12,151	Walgreens Boots Alliance	896,136
		6,261,159

	Energy – 3.31%
17,165	Kinder Morgan	704,623
6,505	Phillips 66	457,432
8,818	Range Resources	408,009
		1,570,064

	Financials – 13.13%
10,803	American Express	871,694
20,513	American International Group	1,002,470
11,210	American Tower, REIT	1,086,810
34,004	Bank of the Ozarks	1,102,750
7,716	Berkshire Hathaway, Class B *	1,110,409
24,156	Geo Group, REIT	1,051,269
		6,225,402

	Healthcare – 16.45%
2,799	Allergan	613,709
12,259	DaVita HealthCare Partners *	920,160
18,364	DexCom *	1,097,800
7,042	Edwards Lifesciences *	882,715
12,120	Endo International (Ireland) *	964,873
10,900	Express Scripts *	879,739
12,985	Gilead Sciences *	1,361,217
1,756	Intuitive Surgical *	868,307
2,121	Johnson & Johnson	212,397
		7,800,917

	Industrials – 15.13%
25,969	American Airlines Group	1,274,558
7,031	Boeing	1,022,096
13,313	Cintas	1,047,733
13,808	Colfax *	625,640
10,323	Danaher	850,409
16,123	Healthcare Services Group	508,036
8,827	Middleby *	838,741
13,583	Spirit Airlines *	1,007,044
		7,174,257

	Information Technology – 17.02%
3,765	Baidu, SP ADR *	820,469
36,654	Cisco Systems	966,383
15,954	Facebook, Class A *	1,211,068
1,366	Google, Class A *	734,293
904	Google, Class C *	483,206
24,270	Hewlett-Packard	876,875
22,968	Pandora Media *	381,269
11,309	QUALCOMM	706,360
17,406	Seagate Technology (Ireland)	982,395
20,644	Yahoo! *	908,130
		8,070,448

	Materials – 4.96%
3,001	CF Industries Holdings	916,445
5,933	Monsanto	699,975
10,151	Royal Gold	735,541
		2,351,961

	Total Common Stocks (Cost $33,749,673)	47,199,888

See accompanying Notes to Schedule of Investments.

5

Aston Funds

ASTON/TAMRO Diversified Equity Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

INVESTMENT COMPANY – 0.79%
374,950	BlackRock Liquidity Funds TempCash Portfolio	$374,950

	Total Investment Company (Cost $374,950)	374,950
Total Investments – 100.32% (Cost $34,124,623)**		47,574,838
Net Other Assets and Liabilities – (0.32)%		(150,109)
Net Assets – 100.00%		$47,424,729

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$13,937,258
	Gross unrealized depreciation	(487,043)
	Net unrealized appreciation	$13,450,215

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

6

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.99%
	Consumer Discretionary – 15.59%
397,502	Bob Evans Farms	$22,407,188
430,396	Cinemark Holdings	15,997,819
379,107	Hasbro	20,820,556
358,388	Kohl’s	21,402,931
528,708	National CineMedia	7,613,395
267,240	Omnicom Group	19,455,072
542,456	Shaw Communications, Class B (Canada)	12,552,432
208,348	Target	15,336,496
448,789	Thomson Reuters (Canada)	17,233,498
		152,819,387

	Consumer Staples – 11.78%
104,142	Energizer Holdings	13,331,217
171,155	Kimberly-Clark	18,477,894
265,689	Molson Coors Brewing, Class B	20,173,766
117,404	PepsiCo	11,010,147
54,991	Procter & Gamble	4,635,191
547,850	Sysco	21,459,285
354,992	Univelver, SP ADR (Great Britain)	15,608,998
126,993	Wal-Mart Stores	10,791,865
		115,488,363

	Energy – 8.59%
170,981	Chevron	17,530,682
459,153	Memorial Production Partners LP	7,888,249
176,234	National-Oilwell Varco	9,592,417
324,083	Occidental Petroleum	25,926,640
176,213	Transmontaigne Partners LP	6,484,638
396,544	Williams Partners LP	16,817,431
		84,240,057

	Financials – 20.12%
14,760	BlackRock	5,025,928
186,414	CME Group	15,901,114
65,061	CNA Financial	2,534,777
320,667	Compass Diversified Holdings	5,194,805
495,879	CyrusOne, REIT	13,909,406
412,272	Geo Group, REIT	17,942,077
883,166	Iron Mountain, REIT	35,185,319
152,853	PartnerRe (Bermuda)	17,486,383
330,563	PNC Financial Services Group	27,945,796
353,418	Sabra Health Care, REIT	11,556,769
554,253	U.S. Bancorp	23,228,743
409,740	Wells Fargo & Co	21,273,701
		197,184,818

	Healthcare – 5.08%
70,337	Becton, Dickinson	9,712,133
402,824	Owens & Minor	13,788,666
369,222	Quest Diagnostics	26,240,608
		49,741,407

	Industrials – 10.01%
163,933	ABM Industries	4,732,746
748,282	ADT	25,740,901
665,325	Aircastle (Bermuda)	13,346,419
319,447	Emerson Electric	18,189,312
410,697	Republic Services	16,296,457
200,362	United Parcel Service, Class B	19,803,780
		98,109,615

	Information Technology – 13.84%
206,807	CSG Systems International	5,070,908
871,903	Intel	28,807,675
274,852	j2 Global	15,787,499
734,936	Microsoft	29,691,414
308,404	Motorola Solutions	19,247,494
322,067	QUALCOMM	20,116,305
997,600	Western Union	16,959,200
		135,680,495

	Materials – 4.53%
196,588	Bemis	8,708,848
147,352	Compass Minerals International	12,878,565
130,503	Innophos Holdings	7,770,149
383,746	Myers Industries	6,389,371
198,262	Nucor	8,654,136
		44,401,069

	Telecommunication Services – 5.21%
104,880	Atlantic Tele-Network	6,967,178
523,814	Rogers Communications, Class B (Canada)	18,663,493
555,568	Verizon Communications	25,395,013
		51,025,684

See accompanying Notes to Schedule of Investments.

7

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities – 4.24%
278,804	AmeriGas Partners LP	$14,322,161
430,071	National Fuel Gas	27,279,404
		41,601,565

	Total Common Stocks (Cost $775,479,676)	970,292,460

Total Investments – 98.99% (Cost $775,479,676)*		970,292,460
Net Other Assets and Liabilities – 1.01%		9,870,970
Net Assets – 100.00%		$980,163,430

*	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$208,967,304
	Gross unrealized depreciation	(14,154,520)
	Net unrealized appreciation	$194,812,784

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

8

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 96.38%
	Consumer Discretionary – 15.27%
53,156	Bob Evans Farms	$2,996,404
60,803	Cinemark Holdings	2,260,048
52,851	Hasbro	2,902,577
50,552	Kohl’s	3,018,965
38,375	Omnicom Group	2,793,700
76,179	Shaw Communications, Class B (Canada)	1,762,782
30,654	Target	2,256,441
63,645	Thomson Reuters (Canada)	2,443,968
		20,434,885

	Consumer Staples – 12.32%
15,136	Energizer Holdings	1,937,559
24,038	Kimberly-Clark	2,595,142
36,807	Molson Coors Brewing, Class B	2,794,756
16,667	PepsiCo	1,563,031
8,044	Procter & Gamble	678,029
80,039	Sysco	3,135,128
52,198	Univelver, SP ADR (Great Britain)	2,295,146
17,455	Wal-Mart Stores	1,483,326
		16,482,117

	Energy – 8.11%
25,006	Chevron	2,563,865
42,228	Memorial Production Partners LP	725,477
25,632	National-Oilwell Varco	1,395,150
47,438	Occidental Petroleum	3,795,040
56,003	Williams Partners LP	2,375,087
		10,854,619

	Financials – 18.36%
2,083	BlackRock	709,282
26,951	CME Group	2,298,920
5,680	CNA Financial	221,293
25,934	CyrusOne, REIT	727,449
57,514	Geo Group, REIT	2,503,009
129,383	Iron Mountain, REIT	5,154,622
21,081	PartnerRe (Bermuda)	2,411,666
48,303	PNC Financial Services Group	4,083,536
79,982	U.S. Bancorp	3,352,046
59,954	Wells Fargo & Co	3,112,812
		24,574,635

	Healthcare – 5.30%
10,251	Becton, Dickinson	1,415,458
53,926	Owens & Minor	1,845,887
54,005	Quest Diagnostics	3,838,135
		7,099,480

	Industrials – 10.03%
24,148	ABM Industries	697,153
107,584	ADT	3,700,890
62,365	Aircastle (Bermuda)	1,251,042
46,726	Emerson Electric	2,660,578
59,168	Republic Services	2,347,786
27,990	United Parcel Service, Class B	2,766,532
		13,423,981

	Information Technology – 13.96%
126,938	Intel	4,194,032
35,544	j2 Global	2,041,647
108,208	Microsoft	4,371,603
44,268	Motorola Solutions	2,762,766
46,640	QUALCOMM	2,913,134
141,145	Western Union	2,399,465
		18,682,647

	Materials – 3.73%
28,364	Bemis	1,256,525
21,251	Compass Minerals International	1,857,337
11,337	Innophos Holdings	675,005
27,454	Nucor	1,198,367
		4,987,234

	Telecommunication Services – 4.78%
75,051	Rogers Communications, Class B (Canada)	2,674,067
81,374	Verizon Communications	3,719,606
		6,393,673

	Utilities – 4.52%
40,011	AmeriGas Partners LP	2,055,365
62,998	National Fuel Gas	3,995,963
		6,051,328

	Total Common Stocks (Cost $117,923,299)	128,984,599

See accompanying Notes to Schedule of Investments.

9

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	January 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 2.87%
3,833,025	BlackRock Liquidity Funds TempCash Portfolio	$3,833,025

	Total Investment Company (Cost $3,833,025)	3,833,025

Total Investments – 99.25% (Cost $121,756,324)*		132,817,624
Net Other Assets and Liabilities – 0.75%		1,007,221
Net Assets – 100.00%		$133,824,845

*	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$14,626,902
	Gross unrealized depreciation	(3,565,602)
	Net unrealized appreciation	$11,061,300

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

10

Aston Funds

ASTON/Fairpointe Mid Cap Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.16%
	Consumer Discretionary – 23.96%
1,400,100	BorgWarner	$75,619,401
3,827,100	Cooper Tire & Rubber	133,144,809
2,710,100	DeVry Education Group	114,935,341
3,499,600	Gannett	108,522,596
6,042,300	Interpublic Group	120,483,462
935,000	Lear	93,827,250
6,265,700	Mattel	168,547,330
10,751,254	New York Times, Class A	135,358,288
2,556,498	Scholastic	94,027,996
7,576,700	Staples	129,182,735
5,851,952	Time	146,532,878
		1,320,182,086

	Consumer Staples – 2.49%
953,100	Bunge	85,331,043
685,850	Molson Coors Brewing, Class B	52,076,591
		137,407,634

	Energy – 6.05%
3,996,992	FMC Technologies *	149,807,260
21,002,700	McDermott International *	47,256,075
8,365,900	Transocean Ltd. (Switzerland)	136,364,170
		333,427,505

	Financials – 7.14%
1,333,700	Cincinnati Financial	67,365,187
1,494,085	Eaton Vance	60,136,921
1,976,700	Northern Trust	129,236,646
2,598,000	Raymond James Financial	136,706,760
		393,445,514

	Healthcare – 7.34%
757,019	Charles River Laboratories *	52,499,268
1,320,795	Hospira *	83,778,027
2,011,300	Quest Diagnostics	142,943,091
1,351,600	Varian Medical Systems *	125,104,096
		404,324,482

	Industrials – 16.56%
4,092,400	AGCO	177,364,616
1,215,500	Chicago Bridge & Iron (Netherlands)	41,946,905
1,968,700	Con-way	80,657,639
705,744	ManpowerGroup	51,434,623
5,164,400	Owens Corning	206,834,220
3,412,410	Polypore International *	152,602,975
2,940,400	Werner Enterprises	83,889,612
3,449,300	Xylem	117,621,130
		912,351,720

	Information Technology – 27.45%
2,303,100	Akamai Technologies *	133,936,780
1,993,600	Citrix Systems *	118,140,736
5,265,792	Cree *	186,198,405
112,000	FactSet Research Systems	16,082,080
4,724,500	Finisar *	85,702,430
3,015,848	Itron *	112,219,704
6,983,700	Jabil Circuit	143,934,057
8,345,900	Juniper Networks	189,702,307
301,000	Lexmark International, Class A	12,012,910
11,061,100	Nuance Communications *	152,034,820
5,087,300	NVIDIA	97,701,597
3,808,200	Teradata *	169,693,392
4,347,068	Unisys *	95,331,201
		1,512,690,419

	Materials – 8.17%
2,522,000	Alcoa	39,469,300
2,601,262	FMC	149,572,565
29,895,400	Gerdau SA, SP ADR	103,139,130
6,472,200	United States Steel	158,180,568
		450,361,563

	Total Common Stocks (Cost $4,741,893,471)	5,464,190,923

INVESTMENT COMPANY – 1.44%
79,584,620	BlackRock Liquidity Funds TempCash Portfolio	79,584,620

	Total Investment Company (Cost $79,584,620)	79,584,620

Total Investments – 100.60% (Cost $4,821,478,091)**		5,543,775,543
Net Other Assets and Liabilities – (0.60)%		(33,189,813)
Net Assets – 100.00%		$5,510,585,730

See accompanying Notes to Schedule of Investments.

11

Aston Funds

ASTON/Fairpointe Mid Cap Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$1,104,154,758
	Gross unrealized depreciation	(381,857,306)
	Net unrealized appreciation	$722,297,452

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

12

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 96.53%
		Consumer Discretionary – 26.28%
	2,880	BorgWarner	$155,549
	3,820	Discovery Communications Class A *	110,723
	1,530	Dollar General *	102,602
	4,060	Dollar Tree *	288,666
	5,150	Dunkin’ Brands Group	243,646
	2,110	Harman International Industries	273,519
	8,050	LKQ *	207,770
	940	Marriott International, Class A	70,030
	1,700	Michael Kors Holdings (Hong Kong) *	120,343
	1,269	O’Reilly Automotive *	237,760
	419	Panera Bread, Class A *	72,009
	1,680	PVH	185,237
	802	Ralph Lauren	133,846
	2,280	Ross Stores	209,099
	1,820	Tractor Supply	147,730
			2,558,529

		Consumer Staples – 7.07%
	2,460	Church & Dwight	199,063
	2,690	Mead Johnson Nutrition	264,937
	1,920	Monster Beverage *	224,544
			688,544

		Energy – 2.59%
	1,150	Core Laboratories (Netherlands)	106,662
	2,790	Oceaneering International	146,085
			252,747

		Financials – 8.95%
	3,940	First Republic Bank	200,625
	994	Intercontinental Exchange	204,495
	4,190	Raymond James Financial	220,478
	2,100	Signature Bank New York NY *	245,973
			871,571

		Healthcare – 14.83%
	2,700	AmerisourceBergen	256,635
	592	Cooper	93,329
	1,580	Henry Schein *	218,150
	1,040	IDEXX Laboratories *	164,757
	3,350	MEDNAX *	227,432
	1,491	Perrigo (Ireland)	226,244
	2,090	Quintiles Transnational Holdings *	126,445
	2,090	ResMed	130,562
			1,443,554

		Industrials – 24.86%
	4,530	AMETEK	216,987
	4,560	Copart *	166,896
	4,590	Donaldson	167,811
	4,770	Fastenal	211,788
	2,060	IHS, Class A *	237,168
	2,150	J.B. Hunt Transport Services	171,161
	2,400	Nordson	174,864
	1,140	Pall	110,307
	2,380	Robert Half International	138,183
	914	Roper Industries	141,067
	1,920	Stericycle *	252,077
	2,810	Verisk Analytics, Class A *	180,824
	3,010	Wabtec	251,184
			2,420,317

		Information Technology – 11.95%
	5,180	Amphenol, Class A	278,218
	2,040	ANSYS *	164,567
	1,050	F5 Networks *	117,201
	2,080	FactSet Research Systems	298,667
	3,020	Trimble Navigation *	71,997
	2,530	WEX *	232,886
			1,163,536

		Total Common Stocks (Cost $8,066,912)	9,398,798

INVESTMENT COMPANY – 5.86%
	570,138	BlackRock Liquidity Funds TempFund Portfolio	570,138

		Total Investment Company (Cost $570,138)	570,138

Total Investments – 102.39% (Cost $8,637,050)**			9,968,936
Net Other Assets and Liabilities – (2.39)%			(232,765)
Net Assets – 100.00%			$9,736,171

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$1,542,590
	Gross unrealized depreciation	(210,704)
	Net unrealized appreciation	$1,331,886

See accompanying Notes to Schedule of Investments.

13

Aston Funds

ASTON/LMCG Small Cap Growth Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 94.14%
		Consumer Discretionary – 14.87%
	35,067	Bloomin’ Brands *	$866,681
	9,199	Brunswick	499,322
	19,285	Del Frisco’s Restaurant Group *	382,422
	11,719	iRobot *	369,734
	15,056	Life Time Fitness *	823,112
	18,498	Lithia Motors, Class A	1,566,781
	13,293	Nexstar Broadcasting Group, Class A	663,254
	104,665	Office Depot *	795,454
	36,025	Shutterfly *	1,580,417
	72,424	Sotheby’s	3,081,641
	9,961	Tenneco *	512,195
			11,141,013

		Consumer Staples – 0.92%
	2,186	Boston Beer, Class A *	687,541

		Energy – 2.43%
	7,331	Diamondback Energy *	505,766
	7,533	Gulfport Energy *	289,945
	26,514	Memorial Resource Development *	507,743
	30,451	Rice Energy *	520,103
			1,823,557

		Financials – 3.41%
	28,734	Ashford Hospitality Prime	493,075
	6,046	BofI Holding *	510,041
	26,356	Moelis, Class A	817,036
	42,249	WisdomTree Investments	735,978
			2,556,130

		Healthcare – 26.31%
	24,253	Acadia Pharmaceuticals *	738,019
	19,068	Align Technology *	1,011,557
	65,959	Allscripts Healthcare Solutions *	785,572
	35,195	Amsurg *	1,942,060
	60,742	Community Health Systems *	2,859,126
	36,697	Cyberonics *	2,039,252
	26,682	HealthSouth	1,176,676
	10,336	HeartWare International *	863,366
	8,924	ICON PLC (Ireland) *	503,314
	30,405	Insulet *	893,603
	3,754	Intercept Pharmaceuticals *	754,667
	25,001	LifePoint Hospitals *	1,631,065
	17,534	Neurocrine Biosciences *	590,194
	17,518	PAREXEL International *	1,067,897
	38,580	Premier, Class A *	1,253,850
	9,477	PTC Therapeutics *	520,382
	1,351	Puma Biotechnology *	285,169
	6,946	Synageva BioPharma *	800,318
			19,716,087

		Industrials – 14.30%
	30,896	Advisory Board *	1,448,404
	16,135	HEICO	979,072
	21,247	Herman Miller	617,225
	49,866	Hexcel	2,205,573
	73,805	Kelly Services, Class A	1,247,304
	67,382	Kforce	1,576,739
	30,282	Korn/Ferry International *	863,037
	28,506	USG *	868,008
	7,585	Woodward	338,367
	15,526	XPO Logistics *	571,202
			10,714,931

		Information Technology – 27.25%
	40,895	Cardtronics *	1,374,481
	63,115	Dealertrack Technologies *	2,537,223
	74,872	ExlService Holdings *	2,199,739
	15,007	Fleetmatics Group PLC (Ireland) *	531,398
	23,236	Global Eagle Entertainment *	357,718
	27,657	Heartland Payment Systems	1,376,489
	375,632	Internap *	3,162,821
	27,160	MAXIMUS	1,513,355
	22,601	NetScout Systems *	811,376
	43,246	SciQuest *	614,958
	75,047	Synchronoss Technologies *	3,187,246
	5,257	Ultimate Software Group *	778,089
	61,456	WNS Holdings, ADR (Jersey) *	1,382,760
	11,188	Yelp *	587,034
			20,414,687

		Materials – 1.81%
	33,597	Boise Cascade *	1,358,663

		Telecommunication Services – 2.84%
	57,391	Cogent Communications Holdings	2,126,910

		Total Common Stocks (Cost $64,957,786)	70,539,519

See accompanying Notes to Schedule of Investments.

14

Aston Funds

ASTON/LMCG Small Cap Growth Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

				Market
Shares				Value

EXCHANGE TRADED FUND – 2.39%
	12,888	iShares Russell 2000 Growth Index Fund		$1,792,721

		Total Exchange Traded Fund (Cost $1,767,640)		1,792,721

WARRANTS – 0.00%
		Energy – 0.00%
	11,820	Magnum Hunter Resources, Strike Price $8.50, Expiration 04/15/16		0

		Total Warrants (Cost $—)		0

INVESTMENT COMPANY – 7.98%
	5,977,475	BlackRock Liquidity Funds TempCash Portfolio		5,977,475

		Total Investment Company (Cost $5,977,475)		5,977,475
Total Investments – 104.51% (Cost $72,702,901)**				78,309,715
Net Other Assets and Liabilities – (4.51)%			.	(3,382,844)
Net Assets – 100.00%				$74,926,871

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$6,693,924
	Gross unrealized depreciation	(1,087,110)
	Net unrealized appreciation	$5,606,814

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments.

15

Aston Funds

ASTON/River Road Independent Value Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 23.97%
		Energy – 3.47%
	120,192	Contango Oil & Gas *	$3,614,174
	453,501	QEP Resources	9,169,790
	241,881	Unit *	7,203,216
			19,987,180

		Financials – 0.45%
	111,726	Baldwin & Lyons, Class B (a)	2,580,871

		Information Technology – 7.70%
	219,657	Benchmark Electronics *	5,322,289
	620,900	Convergys	11,896,444
	385,152	CSG Systems International	9,443,927
	53,204	Mantech International, Class A	1,730,726
	708,897	Sykes Enterprises *	15,964,361
			44,357,747

		Materials – 12.35%
	383,898	American Vanguard	4,291,980
	5,259,481	AuRico Gold (Canada)	20,722,355
	4,398,642	New Gold (Canada) *	19,178,079
	1,832,390	Pan American Silver (Canada)	21,365,667
	915,853	Silver Standard Resources (Canada) *	5,650,813
			71,208,894

		Total Common Stocks (Cost $134,094,833)	138,134,692

INVESTMENT COMPANY – 76.81%
	442,649,105	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	442,649,105

		Total Investment Company (Cost $442,649,105)	442,649,105
Total Investments – 100.78% (Cost $576,743,938)**			580,783,797
Net Other Assets and Liabilities – (0.78)%			(4,498,823)
Net Assets – 100.00%			$576,284,974

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$11,875,788
	Gross unrealized depreciation	(7,835,929)
	Net unrealized appreciation	$4,039,859

(a)	This security has been determined by the Subadviser to be an illiquid security. At January 31, 2015, this security amounted to$2,580,871 or 0.45% of net assets.

See accompanying Notes to Schedule of Investments.

16

Aston Funds

ASTON/River Road Select Value Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 98.36%
		Consumer Discretionary – 16.27%
	140,579	Ascena Retail Group *	$1,625,092
	46,513	Ascent Capital Group, Class A *	1,967,965
	5,908	Biglari Holdings *	2,445,735
	26,180	Children’s Place	1,569,491
	18,220	Coach	677,602
	55,330	Francesca’s Holdings *	877,534
	130,065	International Speedway, Class A	3,783,591
	18,708	Madison Square Garden, Class A *	1,417,131
	151,510	Remy International	3,222,618
	24,243	Outerwall	1,505,005
	69,630	Sotheby’s	2,962,757
	50,278	Stage Stores	1,005,560
			23,060,081

		Consumer Staples – 1.55%
	11,902	Ingles Markets, Class A	507,619
	58,166	Village Super Market, Class A	1,685,069
			2,192,688

		Energy – 3.20%
	44,999	Denbury Resources	310,492
	183,273	Evolution Petroleum	1,347,057
	220,789	Miller Energy Resources *	258,323
	94,425	Ocean Rig UDW (Cyprus)	771,452
	37,470	QEP Resources	757,643
	80,646	TETRA Technologies *	398,391
	65,081	WPX Energy *	693,763
			4,537,121

		Financials – 21.46%
	7,445	Alleghany *	3,291,360
	99,284	Brown & Brown	3,062,911
	79,441	Capital Southwest	3,456,478

	44,513	Dime Community Bancshares	657,012
	350,514	FNFV Group *	4,346,374
	116,103	Forest City Enterprises, Class A *	2,844,524
	33,517	Geo Group, REIT	1,458,660
	82,897	Hilltop Holdings *	1,504,581
	14,818	Navigators Group *	1,099,792
	149,960	PICO Holdings *	2,397,860
	9,783	White Mountains Insurance Group (Bermuda)	6,305,926
			30,425,478

		Healthcare – 5.35%
	21,711	Bio-Rad Laboratories, Class A *	2,485,258
	67,064	Myriad Genetics *	2,509,535
	75,641	Owens & Minor	2,589,191
			7,583,984

		Industrials – 22.55%
	166,235	ADT	5,718,484
	205,501	Air Transport Services Group *	1,711,823
	111,360	Brink’s	2,495,578
	46,427	Clean Harbors *	2,196,926
	21,823	Cubic	1,141,125
	20,566	Forward Air	923,413
	98,976	GenCorp *	1,662,797
	43,386	Insperity	1,819,609
	118,764	Marten Transport	2,428,724
	33,035	Progressive Waste Solutions (Canada)	942,158
	112,611	SP Plus *	2,513,478
	42,960	UniFirst	4,988,945
	18,230	US Ecology	755,816
	150,915	UTI Worldwide (British Virgin Islands) *	1,791,361
	30,952	Werner Enterprises	883,061
			31,973,298

		Information Technology – 19.17%
	96,642	Blackhawk Network Holdings, Class B *	3,199,817
	159,482	Convergys	3,055,675
	185,436	CSG Systems International	4,546,891
	80,580	Dolby Laboratories, Class A	3,126,504
	73,027	Knowles *	1,548,903
	119,721	NeuStar, Class A *	3,147,465
	134,637	Rovi *	3,111,461
	90,453	Sykes Enterprises *	2,037,002
	41,310	Tech Data *	2,358,801
	76,458	Vishay Intertechnology	1,041,358
			27,173,877

		Materials – 4.80%
	105,028	American Vanguard	1,174,213
	37,449	AptarGroup	2,363,406
	47,935	Kraton Performance Polymers *	927,063
	106,378	Myers Industries	1,771,194
	32,978	Rayonier Advanced Materials	564,583
			6,800,459

See accompanying Notes to Schedule of Investments.

17

Aston Funds

ASTON/River Road Select Value Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

			Market
Shares			Value

		Telecommunication Services – 3.51%
	27,383	Atlantic Tele-Network	$1,819,053
	95,434	NTELOS Holdings *	391,279
	118,779	Telephone & Data Systems	2,761,612
			4,971,944

		Utilities – 0.50%
	11,085	National Fuel Gas	703,122

		Total Common Stocks (Cost $137,708,829)	139,422,052

INVESTMENT COMPANY – 1.41%
	2,005,968	BlackRock Liquidity Funds TempCash Portfolio	2,005,968

		Total Investment Company (Cost $2,005,968)	2,005,968
Total Investments – 99.77% (Cost $139,714,797)**			141,428,020
Net Other Assets and Liabilities – 0.23%			324,053
Net Assets – 100.00%			$141,752,073

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$14,726,279
	Gross unrealized depreciation	(13,013,056)
	Net unrealized appreciation	$1,713,223

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

18

Aston Funds

ASTON/River Road Small Cap Value Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 91.31%
	Consumer Discretionary – 16.48%
267,118	Ascena Retail Group *	$3,087,884
87,064	Ascent Capital Group, Class A *	3,683,678
11,049	Biglari Holdings *	4,573,954
51,270	Children’s Place	3,073,636
146,650	Francesca’s Holdings *	2,325,869
236,530	International Speedway, Class A	6,880,658
59,316	Marcus	1,118,700
221,552	Monarch Casino & Resort *	3,832,849
272,937	Remy International	5,805,370
45,020	Outerwall	2,794,842
132,480	Sotheby’s	5,637,024
121,109	Stage Stores	2,422,180
		45,236,644

	Consumer Staples – 2.80%
48,879	Ingles Markets, Class A	2,084,689
150,690	Omega Protein *	1,588,273
138,488	Village Super Market, Class A (a)	4,011,997
		7,684,959

	Energy – 3.20%
595,033	Evolution Petroleum (a)	4,373,492
499,658	Miller Energy Resources *	584,600
152,700	Ocean Rig UDW (Cyprus)	1,247,559
50,603	PHI *	1,731,129
171,347	TETRA Technologies *	846,454
		8,783,234

	Financials – 16.46%
70,000	1st Source	2,081,100
158,914	Capital Southwest	6,914,348
83,558	Dime Community Bancshares	1,233,316
7,275	First Citizens BancShares, Class A	1,775,464

630,250	FNFV Group *	7,815,100
72,585	Geo Group, REIT	3,158,899
166,120	Hilltop Holdings *	3,015,078
38,977	Navigators Group *	2,892,873
284,425	PICO Holdings *	4,547,956
18,248	White Mountains Insurance Group (Bermuda)	11,762,296
		45,196,430

	Healthcare – 3.72%
134,278	Myriad Genetics *	5,024,683
151,770	Owens & Minor	5,195,087
		10,219,770

	Industrials – 18.86%
456,408	Air Transport Services Group *	3,801,879
190,134	Brink’s	4,260,903
88,340	Clean Harbors *	4,180,249
47,567	Cubic	2,487,278
37,760	Forward Air	1,695,424
194,867	GenCorp *	3,273,766
80,671	Insperity	3,383,342
241,066	Marten Transport	4,929,800
70,325	Progressive Waste Solutions (Canada)	2,005,669
270,779	SP Plus *	6,043,787
81,136	UniFirst	9,422,324
34,200	US Ecology	1,417,932
301,890	UTI Worldwide (British Virgin Islands) *	3,583,434
45,550	Werner Enterprises	1,299,541
		51,785,328

	Information Technology – 22.37%
194,390	Blackhawk Network Holdings, Class B *	6,436,253
134,105	Computer Services (a)	5,250,211
319,780	Convergys	6,126,985
326,350	CSG Systems International	8,002,102
21,374	DST Systems	2,066,866
179,813	Electro Rent	2,317,789
66,597	ePlus *	4,491,302
109,581	Ituran Location and Control	2,272,710
105,550	Knowles *	2,238,715
204,970	NeuStar, Class A *	5,388,661
261,380	Rovi *	6,040,492
195,113	Sykes Enterprises *	4,393,945
76,950	Tech Data *	4,393,845
146,704	Vishay Intertechnology	1,998,108
		61,417,984

	Materials – 3.45%
200,570	American Vanguard	2,242,373
128,340	Kraton Performance Polymers *	2,482,096
223,130	Myers Industries	3,715,114
59,940	Rayonier Advanced Materials	1,026,173
		9,465,756

See accompanying Notes to Schedule of Investments.

19

Aston Funds

ASTON/River Road Small Cap Value Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value
	Telecommunication Services – 3.97%
65,380	Atlantic Tele-Network	$4,343,193
170,276	NTELOS Holdings	698,132
252,160	Telephone & Data Systems	5,862,720
		10,904,045

	Total Common Stocks (Cost $217,894,150)	250,694,150

INVESTMENT COMPANY – 8.88%
24,394,228	BlackRock Liquidity Funds TempFund Portfolio	24,394,228

	Total Investment Company (Cost $24,394,228)	24,394,228

Total Investments – 100.19% (Cost $242,288,378)**		275,088,378
Net Other Assets and Liabilities – (0.19)%		(527,340)
Net Assets – 100.00%		$274,561,038

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$48,319,937
	Gross unrealized depreciation	(15,519,937)
	Net unrealized appreciation	$32,800,000

(a)	These securities have been determined by the Subadviser to be illiquid securities. At January 31, 2015, these securities amounted to $13,635,700 or 4.97% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

20

Aston Funds

ASTON/Silvercrest Small Cap Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 98.61%
	Consumer Discretionary – 8.74%
63,960	EW Scripps, Class A *	$1,261,931
47,750	Hillenbrand	1,499,828
68,870	La-Z-Boy .	1,838,140
13,100	Lithia Motors, Class A	1,109,570
49,290	Wolverine World Wide	1,387,513
		7,096,982

	Consumer Staples – 4.08%
15,024	J & J Snack Foods	1,474,155
20,444	Lancaster Colony	1,838,529
		3,312,684

	Energy – 3.32%
27,680	Bonanza Creek Energy *	721,894
51,990	Forum Energy Technologies *	803,245
54,210	Matador Resources *	1,168,768
		2,693,907

	Financials – 23.80%
68,220	BancorpSouth	1,354,167
48,870	Bank of the Ozarks	1,584,854
97,710	CVB Financial	1,427,543
28,978	EastGroup Properties, REIT	1,873,138
72,384	Horace Mann Educators	2,205,540
22,719	Iberiabank	1,240,685
50,403	Independent Bank/Rockland MA	1,906,745
12,694	Mid-America Apartment Communities, REIT	1,006,888
34,550	PacWest Bancorp	1,477,185
53,420	Pebblebrook Hotel Trust, REIT	2,480,825
92,560	Physicians Realty Trust, REIT	1,632,758
24,220	Stifel Financial *	1,141,973
		19,332,301

	Healthcare – 9.82%
20,367	Analogic	1,660,522
3,246	Cambrex *	72,808
29,750	Greatbatch *	1,444,660
21,744	ICU Medical *	1,817,364
30,190	Integra LifeSciences Holdings *	1,682,187
19,960	STERIS	1,301,791
		7,979,332

	Industrials – 18.23%
56,585	Altra Holdings	1,445,747
26,943	Applied Industrial Technologies	1,089,305
138,300	CBIZ *	1,145,124
20,920	CIRCOR International	1,033,239
36,236	EMCOR Group	1,462,485
78,730	Knoll	1,613,178
28,369	MSA Safety	1,238,591
16,480	Standex International	1,155,083
29,170	United Stationers	1,175,843
47,379	US Ecology	1,964,333
25,260	Watts Water Technologies, Class A	1,480,994
		14,803,922

	Information Technology – 19.25%
87,397	ACI Worldwide *	1,614,223
122,920	Entegris *	1,597,960
12,867	FEI	1,057,925
26,810	Itron *	997,600
21,745	Littelfuse	2,147,101
83,620	M/A-COM Technology Solutions Holdings *	2,718,486
68,930	Mentor Graphics	1,586,079
22,000	Methode Electronics	795,740
47,475	MKS Instruments	1,662,100
106,710	Vishay Intertechnology	1,453,390
		15,630,604

	Materials – 3.42%
66,193	PH Glatfelter	1,513,834
20,749	Sensient Technologies	1,265,689
		2,779,523

	Utilities – 7.95%
35,583	MGE Energy	1,633,260
41,090	ONE Gas	1,815,767
30,229	Portland General Electric	1,200,091
39,273	UIL Holdings	1,806,558
		6,455,676

	Total Common Stocks (Cost $75,302,627)	80,084,931

See accompanying Notes to Schedule of Investments.

21

Aston Funds

ASTON/Silvercrest Small Cap Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

INVESTMENT COMPANY – 1.10%
895,662	BlackRock Liquidity Funds TempCash Portfolio	$895,662

	Total Investment Company (Cost $895,662)	895,662
Total Investments – 99.71% (Cost $76,198,289)**		80,980,593
Net Other Assets and Liabilities – 0.29%		236,814
Net Assets – 100.00%		$81,217,407

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$7,669,465
	Gross unrealized depreciation	(2,887,161)
	Net unrealized appreciation	$4,782,304

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

22

Aston Funds

ASTON/TAMRO Small Cap Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 101.66%
	Consumer Discretionary – 21.88%
274,623	Dorman Products *	$12,558,510
352,985	Five Below *	11,761,460
383,100	Grand Canyon Education *	16,787,442
235,893	Hibbett Sports *	11,096,407
543,291	Iconix Brand Group *	18,058,993
208,754	Monro Muffler Brake	11,928,204
247,157	Pool	15,375,637
217,648	Red Robin Gourmet Burgers *	16,867,720
386,969	Steven Madden *	13,288,515
205,337	Strayer Education *	13,757,579
405,662	Texas Roadhouse	13,626,187
		155,106,654

	Consumer Staples – 9.78%
345,654	Nu Skin Enterprises, Class A	14,164,901
165,499	Sanderson Farms	13,233,300
376,717	Tootsie Roll Industries (a)	11,749,803
170,832	TreeHouse Foods *	15,494,462
189,738	United Natural Foods *	14,662,953
		69,305,419

	Energy – 0.74%
72,480	SEACOR Holdings *	5,214,936

	Financials – 20.41%
603,569	Bank of the Ozarks	19,573,743
206,676	BofI Holding *	17,435,187
682,126	Colony Financial, REIT	17,087,256
224,883	First Cash Financial Services *	11,181,183
410,826	Geo Group, REIT	17,879,148
320,944	Glacier Bancorp	7,147,423
235,185	Hanover Insurance Group	16,227,765
378,844	LaSalle Hotel Properties, REIT	15,328,028
320,011	Stifel Financial *	15,088,519
104,590	World Acceptance *	7,682,136
		144,630,388

	Healthcare – 11.45%
314,786	Cepheid *	17,788,557
82,448	Clovis Oncology *	5,374,785
373,065	DexCom *	22,301,826
549,745	HMS Holdings *	10,876,705
196,788	ICU Medical *	16,447,541
24,108	MWI Veterinary Supply *	4,572,564
82,849	Neogen *	3,819,339
		81,181,317

	Industrials – 19.45%
363,472	Advisory Board *	17,039,567
190,024	Applied Industrial Technologies	7,682,670
351,121	Barnes Group	12,061,006
170,870	Corporate Executive Board	11,708,012
278,399	Franklin Electric	9,524,030
661,152	Hawaiian Holdings *	12,852,795
494,534	Healthcare Services Group	15,582,766
229,457	Landstar System	14,703,605
202,153	Polypore International *	9,040,282
170,885	Proto Labs *	11,003,285
227,196	Simpson Manufacturing	7,415,677
242,246	Team *	9,239,262
		137,852,957

	Information Technology – 16.54%
470,688	Cardtronics *	15,819,824
100,766	Cavium *	5,926,048
235,836	CommVault Systems *	10,277,733
163,448	Interactive Intelligence Group *	6,629,451
389,130	Manhattan Associates *	17,370,763
312,997	Solarwinds *	15,070,806
221,833	Synaptics *	17,038,993
161,605	Tyler Technologies *	17,143,058
380,378	VeriFone Systems *	11,940,065
		117,216,741

	Materials – 1.41%
188,599	Balchem	9,990,089

	Total Common Stocks (Cost $539,637,402)	720,498,501

See accompanying Notes to Schedule of Investments.

23

Aston Funds

ASTON/TAMRO Small Cap Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY –1.46%
10,327,158	BlackRock Liquidity Funds TempCash Portfolio	$10,327,158

	Total Investment Company (Cost $10,327,158)	10,327,158

Total Investments – 103.12% (Cost $549,964,560)**		730,825,659
Net Other Assets and Liabilities – (3.12)%		(22,114,335)
Net Assets – 100.00%		$708,711,324

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$196,130,061
	Gross unrealized depreciation	(15,268,962)
	Net unrealized appreciation	$180,861,099

(a)	This security has been determined by the Subadviser to be an illiquid security. At January 31, 2015, this security amounted to $11,749,803 or 1.66% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

24

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

At January 31, 2015, 23.26% of the Total Net Assets of the Fund were comprised of securities of issuers located outside the United States.

Par Value		Market Value

CORPORATE NOTES AND BONDS – 33.09%
	Consumer Discretionary – 2.35%
$385,000	American Axle & Manufacturing 6.625%, 10/15/22	$412,912
230,000	Asbury Automotive Group 6.000%, 12/15/24 (a)	239,775
100,000	Cinemark USA 7.375%, 06/15/21	106,500
250,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	355,520
200,000	Gol LuxCo SA (Luxembourg) 8.875%, 01/24/22	179,650
505,000	Goodyear Tire & Rubber 7.000%, 05/15/22	549,188
415,000	Gray Television 7.500%, 10/01/20	428,488
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (a)	612,000
	InRetail Shopping Malls (Peru)
50,000	6.500%, 07/09/21 (a)	52,900
250,000	6.500%, 07/09/21	264,500
155,000	Mattel Senior Unsecured Notes 2.500%, 11/01/16	157,990
550,000	MGM Resorts International 6.625%, 12/15/21	581,625
	NCL (Bermuda)
100,000	5.000%, 02/15/18	101,750
	Senior Unsecured Notes
465,000	5.250%, 11/15/19 (a)	470,813
215,000	Regal Entertainment Group Senior Unsecured Notes 5.750%, 03/15/22	214,731
200,000	SACI Falabella (Chile) Senior Unsecured Notes 4.375%, 01/27/25	199,445
370,000	Sally Holdings 5.750%, 06/01/22	397,750
285,000	Station Casinos 7.500%, 03/01/21	300,675
190,000	Teva Pharmaceutical Finance Co BV (Cook Islands) 2.950%, 12/18/22	191,583
490,000	Viking Cruises (Bermuda) Senior Unsecured Notes 8.500%, 10/15/22 (a)	539,000
165,000	Walgreens Boots Alliance Senior Unsecured Notes 4.800%, 11/18/44	188,920
165,000	Wynn Las Vegas Senior Unsecured Notes 7.750%, 08/15/20	176,138
		6,721,853

	Consumer Staples – 3.47%
400,000	Ajecorp BV (Netherlands) 6.500%, 05/14/22	326,000
181,000	Altria Group 2.850%, 08/09/22	182,087
	Camposol SA (Peru)
150,000	9.875%, 02/02/17 (a)	153,187
280,000	9.875%, 02/02/17	285,950
500,000	Cencosud SA (Chile) 4.875%, 01/20/23	500,822
600,000	Central American Bottling (British Virgin Islands) 6.750%, 02/09/22	636,726
185,000	Coca-Cola Senior Unsecured Notes 1.800%, 09/01/16	188,813
800,000	Corp Azucarera del Peru SA (Peru) 6.375%, 08/02/22	712,000
	Corp Pesquera Inca SAC (Peru)
200,000	9.000%, 02/10/17	200,000
100,000	9.000%, 02/10/17 (a)	100,000
205,000	Dana Holding Senior Unsecured Notes 5.500%, 12/15/24	208,331
125,000	Glencore Funding 3.125%, 04/29/19 (a)	126,038
120,000	HCA 5.375%, 02/01/25	124,575
400,000	JBS Investments GmbH (Austria) 7.250%, 04/03/24	398,200
113,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	153,198
220,000	Kindred Escrow II Senior Secured Notes 8.000%, 01/15/20 (a)	234,564

See accompanying Notes to Schedule of Investments.

25

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Consumer Staples (continued)
$275,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	$287,992
	Laboratory Corp of America Holdings Senior Unsecured Notes
90,000	2.500%, 11/01/18	91,742
170,000	4.700%, 02/01/45	178,694
200,000	Maestro Peru SA (Peru) 6.750%, 09/26/19	214,000
	Marfrig Holding Europe BV (Netherlands)
200,000	8.375%, 05/09/18	189,400
200,000	6.875%, 06/24/19 (a)	174,000
600,000	6.875%, 06/24/19	522,000
	Minerva Luxembourg SA (Luxembourg)
400,000	7.750%, 01/31/23	386,000
300,000	8.750%, 12/29/49 (a) (b)	288,000
400,000	8.750%, 12/29/49 (b)	384,000
180,000	Mylan 2.600%, 06/24/18	184,270
380,000	Post Holdings 7.375%, 02/15/22	387,600
475,000	Revlon Consumer Products 5.750%, 02/15/21	488,063
410,000	Scientific Games International Senior Secured Notes 7.000%, 01/01/22 (a)	416,663
395,000	Service Corp International Senior Unsecured Notes 5.375%, 01/15/22	410,800
405,000	Spectrum Brands 6.750%, 03/15/20	427,275
340,000	Tyson Foods 3.950%, 08/15/24	366,549
		9,927,539

	Energy – 3.69%
605,000	Atlas Pipeline Partners 4.750%, 11/15/21	609,537
115,000	BP Capital Markets (United Kingdom) 2.500%, 11/06/22	112,679
135,000	ConocoPhillips 6.500%, 02/01/39	187,033
140,000	Delek & Avner Tamar Bond (Israel) Senior Secured Notes 5.412%, 12/30/25 (a)	140,603
170,000	Devon Energy Senior Unsecured Notes 6.300%, 01/15/19	196,210
175,000	Ecolab Senior Unsecured Notes 3.000%, 12/08/16	181,364
	Ecopetrol SA (Colombia) Senior Unsecured Notes
400,000	4.125%, 01/16/25	376,500
300,000	7.375%, 09/18/43	333,000
1,150,000	5.875%, 05/28/45	1,109,750
	Energy XXI Gulf Coast
505,000	9.250%, 12/15/17	292,900
180,000	7.500%, 12/15/21	82,800
410,000	EP Energy 9.375%, 05/01/20	415,125
145,000	Kinder Morgan Energy Partners, MTN Senior Unsecured Notes 6.950%, 01/15/38	178,564
145,000	Memorial Production Partners Senior Unsecured Notes 6.875%, 08/01/22 (a)	123,975
200,000	Oleoducto Central SA (Colombia) Senior Unsecured Notes 4.000%, 05/07/21	193,500
	Pacific Rubiales Energy (Canada)
750,000	5.125%, 03/28/23	411,750
500,000	5.625%, 01/19/25 (a)	286,250
300,000	5.625%, 01/19/25	171,750
500,000	Petrobras Global Finance BV (Netherlands) 4.875%, 03/17/20	445,335
	Petroleos Mexicanos (Mexico)
500,000	5.500%, 01/21/21	542,750
400,000	4.500%, 01/23/26 (a)	400,320
400,000	5.625%, 01/23/46 (a)	410,800
70,000	Phillips 66 5.875%, 05/01/42	83,664
133,000	Plains Exploration & Production 6.500%, 11/15/20	140,714
500,000	Reliance Industries (India) Senior Unsecured Notes 5.875%, 02/28/49	493,750
510,000	Sanchez Energy 6.125%, 01/15/23 (a)	453,900
470,000	Seven Generations Energy (Canada) Senior Unsecured Notes 8.250%, 05/15/20 (a)	471,175
250,000	Southern Star Central Senior Unsecured Notes 5.125%, 07/15/22 (a)	253,750
560,000	Tesoro Logistics Senior Unsecured Notes 6.250%, 10/15/22 (a)	571,200
105,000	TransCanada PipeLines (Canada) Senior Unsecured Notes 4.625%, 03/01/34	114,297
510,000	Triangle USA Petroleum Senior Unsecured Notes 6.750%, 07/15/22 (a)	362,100
455,000	Ultra Petroleum (Canada) Senior Unsecured Notes 5.750%, 12/15/18 (a)	418,600
		10,565,645

	Financials – 7.56%
400,000	Agromercantil Senior Trust (Cayman Islands) 6.250%, 04/10/19 (a)	407,000

See accompanying Notes to Schedule of Investments.

26

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$900,000	6.250%, 04/10/19	$913,941
175,000	Air Lease Senior Unsecured Notes 3.750%, 02/01/22	179,864
145,000	American Express Credit Senior Unsecured Notes 2.125%, 03/18/19	147,094
225,000	American Express Credit, GMTN Senior Unsecured Notes 2.250%, 08/15/19	229,089
275,000	Australia & New Zealand Banking Group, EMTN (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	317,624
	Banco de Bogota SA (Colombia) Subordinated Notes
200,000	5.375%, 02/19/23 (a)	205,700
300,000	5.375%, 02/19/23	308,550
500,000	Banco do Brasil SA/Cayman Islands (Brazil) 9.000%, 06/29/49 (a) (b)	437,350
	Banco GNB Sudameris SA (Colombia) Senior Unsecured Notes
200,000	3.875%, 05/02/18	194,604
	Subordinated Notes
375,000	7.500%, 07/30/22	395,625
	Banco Internacional del Peru SAA (Peru)
300,000	8.500%, 04/23/70 (b)	346,200
	Subordinated Notes
300,000	6.625%, 03/19/29 (b)	322,500
600,000	Banco Nacional de Costa Rica (Costa Rica) Senior Unsecured Notes 6.250%, 11/01/23	603,120
	Banco Regional SAECA (Paraguay) Senior Unsecured Notes
150,000	8.125%, 01/24/19 (a)	158,806
650,000	8.125%, 01/24/19	688,161
400,000	Bancolombia SA (Colombia) Subordinated Notes 6.125%, 07/26/20	430,080
255,000	Bank of America Senior Unsecured Notes 2.000%, 01/11/18	256,933
	Bank of Montreal, MTN (Canada) Senior Unsecured Notes
170,000	1.400%, 09/11/17	170,989
200,000	2.375%, 01/25/19	205,633
150,000	Bantrab Senior Trust (Cayman Islands) Senior Secured Notes 9.000%, 11/14/20	157,005
175,000	BB&T Senior Unsecured Notes 2.450%, 01/15/20	179,365
600,000	BBVA Banco Continental SA (Peru) Subordinated Notes 5.250%, 09/22/29 (b)	615,660
300,000	BBVA Bancomer SA (Mexico) Subordinated Notes 5.350%, 11/12/29 (a) (b)	297,750
155,000	Boston Properties, REIT Senior Unsecured Notes 4.125%, 05/15/21	170,354
200,000	Cementos Progreso Trust (Cayman Islands) 7.125%, 11/06/23	212,000
200,000	CIMPOR Financial Operations BV (Netherlands) 5.750%, 07/17/24 (a)	152,000
280,000	Citigroup Senior Unsecured Notes 1.750%, 05/01/18	280,315
	Comcel Trust (Cayman Islands)
300,000	6.875%, 02/06/24 (a)	311,250
600,000	6.875%, 02/06/24	622,500
	CorpGroup Banking SA (Chile) Senior Unsecured Notes
250,000	6.750%, 03/15/23 (a)	248,543
500,000	6.750%, 03/15/23	497,086
	Credito Real SAB de CV (Mexico) Senior Unsecured Notes
200,000	7.500%, 03/13/19 (a)	200,500
200,000	7.500%, 03/13/19	200,500
160,000	ERP Operating, REIT Senior Unsecured Notes 4.500%, 07/01/44	179,266
340,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	353,952
210,000	General Motors Financial 3.000%, 09/25/17	213,887
500,000	Global Bank (Panama) Senior Unsecured Notes 5.125%, 10/30/19 (a)	511,250
145,000	Goldman Sachs Group Senior Unsecured Notes 5.750%, 01/24/22	172,013
600,000	Grupo Aval (Cayman Islands) 4.750%, 09/26/22	592,200
500,000	GrupoSura Finance SA (Cayman Islands) 5.700%, 05/18/21	534,350
555,000	Icahn Enterprises 4.875%, 03/15/19	566,100
700,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	695,625
380,000	JPMorgan Chase Senior Unsecured Notes 3.125%, 01/23/25	383,317
	Korea Development Bank (South Korea) Senior Unsecured Notes
160,000	4.375%, 08/10/15	163,029
100,000	3.250%, 03/09/16	102,488

See accompanying Notes to Schedule of Investments.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$199,000	Liberty Mutual Group 6.500%, 05/01/42 (a)	$264,395
700,000	Magnesita Finance (British Virgin Islands) 8.625%, 04/29/49	619,500
320,000	MetLife Senior Unsecured Notes 4.125%, 08/13/42	343,407
	Morgan Stanley Senior Unsecured Notes
175,000	2.650%, 01/27/20	177,948
185,000	3.750%, 02/25/23	195,804
	National Rural Utilities Cooperative Finance
230,000	10.375%, 11/01/18	302,076
115,000	2.000%, 01/27/20	115,844
400,000	Oversea-Chinese Banking, EMTN (Singapore) Subordinated Notes 4.000%, 10/15/24 (b)	415,340
185,000	PNC Funding 3.300%, 03/08/22	196,526
250,000	Rio Oil Finance Trust Senior Secured Notes 6.250%, 07/06/24	230,238
	Simon Property Group, REIT Senior Unsecured Notes
125,000	5.650%, 02/01/20	146,162
25,000	4.125%, 12/01/21	27,877
700,000	SUAM Finance BV (Netherlands) 4.875%, 04/17/24	711,977
185,000	Synchrony Financial Senior Unsecured Notes 3.000%, 08/15/19	189,971
160,000	TIAA Asset Management Finance Senior Unsecured Notes 2.950%, 11/01/19 (a)	164,497
	Unifin Financiera SA de CV (Mexico)
200,000	6.250%, 07/22/19 (a)	175,000
500,000	6.250%, 07/22/19	436,250
1,000,000	United Overseas Bank, EMTN (Singapore) Subordinated Notes 3.750%, 09/19/24 (b)	1,039,650
	Wells Fargo, GMTN Senior Unsecured Notes
80,000	4.600%, 04/01/21	90,851
250,000	3.500%, 03/08/22	268,414
		21,642,895

	Healthcare – 0.95%
480,000	Alere 6.500%, 06/15/20	493,200
400,000	Biomet 6.500%, 08/01/20	427,500
235,000	Covidien International Finance SA (Luxembourg) 2.950%, 06/15/23	241,127
420,000	HCA Senior Secured Notes 4.250%, 10/15/19	432,600
495,000	LifePoint Hospitals 5.500%, 12/01/21	522,844
420,000	Select Medical 6.375%, 06/01/21	424,673
185,000	WellPoint Senior Unsecured Notes 2.300%, 07/15/18	188,801
		2,730,745

	Industrials – 4.76%
150,000	Aeropuerto Internacional de Tocumen SA (Panama) Senior Secured Notes 5.750%, 10/09/23 (c)	154,729
200,000	Aeropuertos Dominicanos Siglo XXI SA (Domican Republic) Senior Secured Notes 9.750%, 11/13/19 (a) (d)	192,282
	Avianca Holdings SA (Panama)
400,000	8.375%, 05/10/20 (a)	406,000
400,000	8.375%, 05/10/20	406,000
425,000	Avis Budget Car Rental 5.500%, 04/01/23	435,625
575,000	Berry Plastics Secured Notes 5.500%, 05/15/22	588,656
110,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	171,598
160,000	Burlington Northern Santa Fe Senior Unsecured Notes 4.550%, 09/01/44	183,653
	Cemex SAB de CV (Mexico) Senior Secured Notes
400,000	5.700%, 01/11/25 (a)	370,000
400,000	5.700%, 01/11/25	370,000
155,000	Delphi 4.150%, 03/15/24	167,394
	ESAL GmbH (Austria)
600,000	6.250%, 02/05/23 (a)	569,400
200,000	6.250%, 02/05/23 (a)	189,800
175,000	FedEx 4.100%, 02/01/45	184,046
610,000	Gates Global 6.000%, 07/15/22 (a)	574,925
400,000	Gol LuxCo SA (Luxembourg) 8.875%, 01/24/22 (a)	359,300
200,000	Grupo Cementos de Chihuahua SAB de CV (Mexico) Senior Secured Notes 8.125%, 02/08/20	213,000
250,000	Grupo Elektra SAB de CV (Mexico) 7.250%, 08/06/18	257,225

See accompanying Notes to Schedule of Investments.

28

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Industrials (continued)
$700,000	Grupo KUO SAB de CV (Mexico) 6.250%, 12/04/22	$705,250
520,000	HD Supply 7.500%, 07/15/20	547,300
435,000	Hexion US Finance Senior Secured Notes 6.625%, 04/15/20	414,338
132,000	Illinois Tool Works Senior Unsecured Notes 3.375%, 09/15/21	143,452
510,000	Louisiana-Pacific 7.500%, 06/01/20	545,700
200,000	Manitowoc 8.500%, 11/01/20	217,250
410,000	Milacron 7.750%, 02/15/21 (a)	423,325
	OAS Financial (British Virgin Islands)
400,000	8.875%, 04/29/49 (a)**	47,000
600,000	8.875%, 04/29/49**	70,500
400,000	Odebrecht Finance (Cayman Island) 7.125%, 06/26/42	295,000
	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes
200,000	7.375%, 01/31/20 (a)	155,250
400,000	7.375%, 01/31/20	310,500
565,000	Plastipak Holdings Senior Unsecured Notes 6.500%, 10/01/21 (a)	566,413
485,000	Reynolds Group Issuer 9.000%, 04/15/19	502,581
200,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	227,256
205,000	Southwest Airlines Senior Unsecured Notes 5.125%, 03/01/17	220,147
370,000	Terex 6.000%, 05/15/21	377,400
265,000	Thermo Fisher Scientific Senior Unsecured Notes 3.300%, 02/15/22	276,141
580,000	TransDigm 6.000%, 07/15/22	581,450
350,000	Union Andina de Cementos SAA (Peru) Senior Unsecured Notes 5.875%, 10/30/21 (a)	347,375
520,000	United Rentals North America 7.625%, 04/15/22	575,900
200,000	Waste Management 6.125%, 11/30/39	278,750
		13,621,911

	Information Technology – 0.72%
395,000	Activision Blizzard 5.625%, 09/15/21 (a)	424,131
80,000	Arrow Electronics Senior Unsecured Notes 3.375%, 11/01/15	81,394
410,000	Audatex North America 6.000%, 06/15/21 (a)	428,450
525,000	CDW 6.000%, 08/15/22	553,875
345,000	Oracle Senior Unsecured Notes 2.375%, 01/15/19	357,331
200,000	Xerox Senior Unsecured Notes 2.950%, 03/15/17	206,773
		2,051,954

	Materials – 3.09%
395,000	Ashland 4.750%, 08/15/22	403,690
500,000	Braskem America Finance 7.125%, 07/22/41	480,000
900,000	Cia Minera Ares SAC (Peru) 7.750%, 01/23/21	919,125
200,000	Corp Nacional del Cobre de Chile (Chile) Senior Unsecured Notes 3.750%, 11/04/20	208,169
160,000	Dow Chemical Senior Unsecured Notes 3.000%, 11/15/22	162,258
850,000	Freeport-McMoRan 5.450%, 03/15/43	716,301
500,000	Fresnillo (United Kingdom) Senior Unsecured Notes 5.500%, 11/13/23	521,875
330,000	Georgia-Pacific Senior Unsecured Notes 3.600%, 03/01/25 (a)	348,739
	Mexichem SAB De CV (Mexico)
400,000	6.750%, 09/19/42	427,500
500,000	5.875%, 09/17/44	489,250
135,000	PSPC Escrow Senior Unsecured Notes 6.500%, 02/01/22 (a)	138,375
300,000	Samarco Mineracao SA (Brazil) Senior Unsecured Notes 5.375%, 09/26/24	279,750
580,000	Signode Industrial Group Lux SA Senior Unsecured Notes 6.375%, 05/01/22 (a)	553,900
	Southern Copper Senior Unsecured Notes
1,000,000	6.750%, 04/16/40	1,062,148
280,000	5.250%, 11/08/42	253,400
400,000	Steel Dynamics 5.125%, 10/01/21 (a)	409,000

See accompanying Notes to Schedule of Investments.

29

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Materials (continued)
	Vedanta Resources (United Kingdom) Senior Unsecured Notes
$800,000	7.125%, 05/31/23 (a)	$680,000
400,000	7.125%, 05/31/23	340,000
465,000	WCI Communities 6.875%, 08/15/21	466,163
		8,859,643

	Telecommunications – 4.65%
225,000	21st Century Fox America 4.750%, 09/15/44 (a)	267,374
245,000	Alibaba Group Holding (Cayman Islands) 3.600%, 11/28/24 (a)	250,059
155,000	Amazon.com Senior Unsecured Notes 3.800%, 12/05/24	164,654
700,000	B Communications (Israel) Senior Secured Notes 7.375%, 02/15/21 (a)	735,000
276,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	310,392
375,000	CCO Holdings 5.250%, 09/30/22	377,812
170,000	CCOH Safari 5.500%, 12/01/22	171,700
195,000	Cequel Communications Holdings I Senior Unsecured Notes 6.375%, 09/15/20 (a)	203,775
	Columbus International (Barbados)
200,000	7.375%, 03/30/21 (a)	206,500
400,000	7.375%, 03/30/21	413,000
160,000	Comcast 4.200%, 08/15/34	180,383
445,000	CommScope 5.000%, 06/15/21 (a)	430,537
	Digicel Group (Bermuda) Senior Unsecured Notes
300,000	7.125%, 04/01/22 (a)	272,535
1,000,000	7.125%, 04/01/22	908,450
170,000	DIRECTV Holdings 3.950%, 01/15/25	179,133
	ENTEL Chile SA (Chile) Senior Unsecured Notes
300,000	4.750%, 08/01/26 (a)	307,747
700,000	4.750%, 08/01/26	718,130
385,000	Frontier Communications Senior Unsecured Notes 8.500%, 04/15/20	435,050
575,000	Gannett 4.875%, 09/15/21 (a)	576,438
565,000	Intelsat Jackson Holdings SA (Luxembourg) 5.500%, 08/01/23	560,056
120,000	Koninklijke KPN NV (Netherlands) Senior Unsecured Notes 8.375%, 10/01/30	177,038
555,000	Level 3 Communications Senior Unsecured Notes 5.750%, 12/01/22 (a)	561,938
	Millicom International Cellular SA (Luxembourg) Senior Unsecured Notes
700,000	4.750%, 05/22/20	663,250
600,000	6.625%, 10/15/21	616,500
180,000	Orange SA (France) Senior Unsecured Notes 2.750%, 09/14/16	184,978
485,000	SBA Communications Senior Unsecured Notes 5.625%, 10/01/19	506,825
40,000	SBA Telecommunications 5.750%, 07/15/20	41,500
200,000	Sixsigma Networks Mexico SA de CV (Mexico) 8.250%, 11/07/21 (a)	204,250
400,000	Telefonica Celular del Paraguay SA (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22	411,876
500,000	Telefonica Chile SA (Chile) Senior Unsecured Notes 3.875%, 10/12/22	500,159
500,000	TV Azteca SAB de CV, EMTN (Mexico) 7.625%, 09/18/20	520,000
160,000	Verizon Communications Senior Unsecured Notes 4.400%, 11/01/34	170,045
1,100,000	VTR Finance BV (Netherlands) Senior Secured Notes 6.875%, 01/15/24	1,105,555
		13,332,639

	Utilities – 1.85%
600,000	Abengoa Transmision Sur SA (Peru) Senior Secured Notes 6.875%, 04/30/43 (a)	667,998
500,000	AES Andres Dominicana (Cayman Island) Senior Secured Notes 9.500%, 11/12/20	527,500
300,000	AES El Salvador Trust II (Panama) 6.750%, 03/28/23	283,500
150,000	Duke Energy Progress 4.150%, 12/01/44	174,730
600,000	Fermaca Enterprises S de RL de CV (Mexico) Senior Secured Notes 6.375%, 03/30/38 (a)	615,000
	GNL Quintero SA (Chile) Senior Unsecured Notes
200,000	4.634%, 07/31/29 (a)	208,005
200,000	4.634%, 07/31/29	208,005

See accompanying Notes to Schedule of Investments.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value			Market Value

		Utilities (continued)
	$1,000,000	Israel Electric (Israel) Senior Secured Notes 5.000%, 11/12/24 (a)	$1,015,000
	400,000	Mexico Generadora de Energia S de rl (Mexico) Senior Secured Notes 5.500%, 12/06/32	405,000
	195,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	275,924
		Nakilat (Marshall Islands) Secured Notes
	270,528	6.267%, 12/31/33	323,281
	300,000	Senior Secured Notes 6.067%, 12/31/33	356,877
	125,000	Southern Senior Unsecured Notes 1.950%, 09/01/16	127,275
	125,000	Southern Power Senior Unsecured Notes 4.875%, 07/15/15	127,362
			5,315,457

		Total Corporate Notes and Bonds (Cost $96,553,783)	94,770,281

COLLATERALIZED MORTGAGE-BACKED SECURITIES – 21.73%
	3,432,462	Alternative Loan Trust Series 2007-J2, Class 2A1 6.000%, 07/25/37	3,358,276
	1,072,000	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (b)	1,102,268
	350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 5.821%, 02/10/51 (b)	383,001
	689,749	Banc of America Funding Series 2006-B, Class 7A1 5.618%, 03/20/36 (b)	630,927
	750,810	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (a)	597,937
	415,519	Banc of America Funding Series 2012-R4, Class A 0.431%, 03/04/39 (a) (b)	409,319
	345,012	Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	348,113
	450,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.566%, 01/12/45 (b)	468,672
	675,000	CDGJ Commercial Mortage Trust Series 2014-BXCH, Class B 2.017%, 12/15/27 (a) (b)	677,639
	2,064,400	CHL Mortgage Pass-Through Trust Series 2007-14, Class A15 6.500%, 09/25/37	2,021,430
	129,373	Citicorp Mortgage Securities Trust Series 2007-2, Class 3A1 5.500%, 02/25/37	129,765
	450,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.713%, 12/10/49 (b)	482,934
	968,320	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.207%, 09/10/45 (a) (b)	97,122
	350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class C 2.738%, 01/12/30 (a)	357,597
	350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class D 2.911%, 01/12/30 (a) (b)	356,356
	4,953,903	Citigroup Commercial Mortgage Trust Series 2014-GC25, Class XA 1.104%, 10/10/47 (b)	409,829
	700,000	Citigroup Commercial Mortgage Trust Series 2015-GC27, Class D 4.429%, 02/10/48 (a) (b)(c)	639,511
	340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (b)	357,495
	300,000	COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class AFJX 5.568%, 04/15/47 (b)	307,797
	105,713	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 2.037%, 07/10/46 (a) (b)	3,026
	1,943,082	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.170%, 10/15/45 (b)	216,586
	12,949,196	Commercial Mortgage Pass Through Certificates Series 2013-CR10, Class XA 1.014%, 08/10/46 (b)	692,821
	350,000	Commercial Mortgage Pass Through Certificates Series 2014-CCRE19, Class C 4.721%, 08/10/47 (b)	376,991
	3,734,208	Commercial Mortgage Pass Through Certificates Series 2014-CCRE19, Class XA 1.317%, 08/10/47 (b)	303,429
	300,000	Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class C 4.508%, 11/10/47 (b)	317,540

See accompanying Notes to Schedule of Investments.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value			Market Value
	$350,000	Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class E 2.517%, 06/11/27 (a) (b)	$348,398
	300,000	Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class F 3.667%, 06/11/27 (a) (b)	298,933
	350,000	Commercial Mortgage Trust Series 2006-GG7, Class AJ 5.819%, 07/10/38 (b)	360,137
	300,000	Commercial Mortgage Trust Series 2007-GG11, Class AJ 6.066%, 12/10/49 (b)	317,255
	1,641,225	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	1,467,391
	531,765	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	228,353
	97,351	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	88,773
	376,421	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.668%, 09/25/37 (b)	254,174
	359,419	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.332%, 09/25/37 (b) (e)	85,309
	793,820	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 4.338%, 12/20/35 (b)	700,814
	708,420	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	643,072
	159,664	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	147,045
	275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class AM 5.509%, 09/15/39	291,327
	62,742	Credit Suisse First Boston Mortgage Securities Series 1998-C2, Class F 6.750%, 11/15/30 (a) (b)	64,907
	2,221,056	Credit Suisse First Boston Mortgage Securities Series 2005-9, Class 5A9 5.500%, 10/25/35	1,962,485
	1,135,574	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	1,025,638
	38,427	Credit Suisse Mortgage Capital Certificates Series 2009-13R, Class 2A1 6.000%, 01/26/37 (a)	38,539
	250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (b)	265,498
	4,587,153	CSMC Trust Series 2013-IVR4, Class A2 3.000%, 07/25/43 (a) (b)	4,635,607
	150,000	Del Coronado Trust Series 2013-HDC, Class D 2.117%, 03/15/26 (a) (b)	149,918
	150,000	Del Coronado Trust Series 2013-HDC, Class E 2.817%, 03/15/26 (a) (b)	149,803
	4,207,168	First Horizon Alternative Mortgage Securities Trust Series 2005-FA4, Class 1A6 5.500%, 06/25/35	3,949,407
	100,000	GE Capital Commercial Mortgage Series 2005-C2, Class B 5.113%, 05/10/43 (b)	100,822
	350,000	GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.524%, 04/10/38 (b)	359,868
	600,000	GS Mortgage Securities Trust Series 2006-GG8, Class AJ 5.622%, 11/10/39	617,240
	500,000	GS Mortgage Securities Trust Series 2014-GC26, Class C 4.511%, 11/10/47 (b)	532,381
	791,686	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 2.798%, 01/25/36 (b)	723,886
	66,582	HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/25/37	63,933
	250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2005-CB12, Class B 4.972%, 09/12/37 (b)	238,691
	2,007,665	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.534%, 05/15/45 (b)	14,052
	350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 05/15/47	365,850
	350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19 Class AM 5.699%, 02/12/49 (b)	371,634
	1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AJ 6.074%, 02/12/51 (b)	1,064,985

See accompanying Notes to Schedule of Investments.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value			Market Value
	$250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.012%, 02/15/51 (b)	$273,966
	1,137,716	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.467%, 07/15/46 (a) (b)	48,979
	2,361,741	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.121%, 10/15/45 (b)	239,097
	804,304	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 1.756%, 06/15/45 (b)	63,000
	5,940,483	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C18, Class XA 1.159%, 02/15/47 (b)	398,360
	300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class C 4.661%, 08/15/47 (b)	324,892
	3,739,823	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class XA 1.127%, 08/15/47 (b)	298,685
	330,824	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C23, Class C 4.461%, 09/15/47 (b)	354,043
	300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class A 3.429%, 06/10/27 (a)	314,475
	450,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class C 4.450%, 11/15/47 (b)	475,643
	6,548,033	JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA 1.020%, 11/15/47 (b)	464,992
	514,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C26, Class C 4.427%, 01/15/48 (b)	544,597
	6,806,147	JPMBB Commercial Mortgage Securities Trust Series 2014-C26, Class XA 1.190%, 01/15/48 (b)	516,889
	250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 5.906%, 07/15/44 (a) (b)	274,423
	350,000	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/15/40	366,222
	300,000	Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AM 5.107%, 07/12/38 (b)	304,601
	350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/12/43 (b)	355,838
	300,000	ML-CFC Commercial Mortgage Trust Series 2006-1, Class AJ 5.566%, 02/12/39 (b)	309,193
	250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/12/48	262,526
	965,459	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.852%, 08/15/45 (a) (b)	79,407
	550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 4.834%, 02/15/47 (a) (b)	557,273
	9,943,204	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class XA 1.303%, 02/15/47 (b)	699,311
	300,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class C 4.489%, 10/15/47	316,215
	700,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class D 3.071%, 02/15/48 (a)	578,436
	300,000	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.488%, 03/12/44 (b)	308,036
	650,000	Morgan Stanley Capital I Trust Series 2007-1Q16, Class AMA 6.080%, 12/12/49 (b)	713,012
	300,000	Morgan Stanley Capital I Trust Series 2007-HQ11, Class AJ 5.508%, 02/12/44 (b)	312,669
	250,000	Morgan Stanley Capital I Trust Series 2007-IQ13, Class AM 5.406%, 03/15/44	267,255
	1,413,741	Morgan Stanley Capital I Trust Series 2011-C1, Class XA 0.903%, 09/15/47 (a) (b)	22,001
	250,000	Morgan Stanley Capital I Trust Series 2014-CPT, Class E 3.446%, 07/13/29 (a) (b)	255,169
	700,000	Morgan Stanley Capital I Trust Series 2014-CPT, Class G 3.446%, 07/13/29 (a) (b)	666,275
	350,000	Morgan Stanley Capital I Trust Series 2014-MP, Class D 3.693%, 08/11/29 (a) (b)	365,248
	1,116,639	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.496%, 07/25/35 (b)	1,038,139

See accompanying Notes to Schedule of Investments.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value			Market Value
	$500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class C 4.000%, 12/15/47	$504,255
	300,000	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35 (b)	230,739
	5,442,267	RALI Series 2006-QS7, Class A2 6.000%, 06/25/36	4,585,001
	239,216	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	151,192
	557,538	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	403,857
	2,938,662	Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43 (b)	2,756,010
	390,340	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.411%, 02/25/36 (b)	346,152
	1,919,868	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.128%, 08/10/49 (a) (b)	212,799
	600,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AJ 5.413%, 12/15/43 (b)	616,686
	350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.369%, 12/15/43 (a) (b)	336,148
	300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ 5.943%, 02/15/51 (b)	316,790
	512,000	Wells Fargo Commerical Mortgage Trust Series 2014-LC18, Class B 3.959%, 12/15/47	543,796
	469,599	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	488,389
	497,788	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	494,003
	966,862	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.198%, 08/15/45 (a) (b)	98,790
	1,435,279	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.211%, 11/15/45 (a) (b)	160,728
	600,000	WF-RBS Commercial Mortgage Trust Series 2014-C25, Class C 4.326%, 11/15/47 (b)	636,543

		Total Collateralized Mortgage-Backed Securities (Cost $60,206,382)	62,223,251

U.S. GOVERNMENT OBLIGATIONS – 16.99%
		U.S. Treasury Bonds – 2.71%
	3,220,000	2.750%, 11/15/42	3,563,886
	3,220,000	3.625%, 02/15/44	4,184,741
			7,748,627

		U.S. Treasury Notes – 14.28%
	3,460,000	0.125%, 04/30/15	3,459,730
	5,500,000	0.250%, 05/31/15	5,503,977
	4,810,000	0.250%, 07/31/15	4,813,381
	4,400,000	1.750%, 10/31/20	4,502,780
	4,290,000	2.375%, 12/31/20	4,539,356
	3,480,000	2.250%, 03/31/21	3,656,446
	4,350,000	2.000%, 08/31/21	4,501,571
	3,920,000	2.000%, 02/15/23	4,053,217
	5,370,000	2.750%, 11/15/23	5,875,956
			40,906,414

		Total U.S. Government Obligations (Cost $46,842,895)	48,655,041

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 11.53%
		Fannie Mae – 5.51%
	555,161	5.632%, 09/25/36 (b) (e) Series 2009-86, Class CI, REMIC	66,277
	291,770	6.452%, 10/25/36 (b) (e) Series 2007-57, Class SX, REMIC	45,948
	310,662	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	362,856
	467,720	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	490,262
	39,400	8.958%, 09/25/41 (b) Series 2011-88, Class SB, REMIC	40,094
	502,879	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	550,625
	1,107,311	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	1,138,943
	1,679,691	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,817,713
	1,084,965	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	1,156,674

See accompanying Notes to Schedule of Investments.

34

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value			Market Value
		Fannie Mae (continued)
	$429,881	1.500%, 02/25/43 Series 2013-6, Class ZH, REMIC	$407,398
	5,060,025	3.000%, 02/25/43 Series 2013-8, Class Z, REMIC	4,813,503
	5,037,594	3.000%, 11/25/44 Series 2014-73, Class CZ, REMIC	4,886,129
			15,776,422

		Freddie Mac – 4.45%
	691,406	5.000%, 12/15/34 Series 2909, Class Z, REMIC	753,376
	333,181	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	366,826
	185,590	5.934%, 04/15/37 (b) (e) Series 3301, Class MS, REMIC	19,098
	108,104	5.834%, 11/15/37 (b) (e) Series 3382, Class SB, REMIC	12,654
	111,031	6.224%, 11/15/37 (b) (e) Series 3384, Class S, REMIC	13,366
	1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,597,586
	358,822	5.354%, 01/15/39 (b) (e) Series 3500, Class SA, REMIC	33,517
	117,320	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	124,515
	94,655	4.000%, 06/15/41 Series 3872, Class BA, REMIC	99,726
	230,001	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	245,465
	409,528	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	444,062
	14,901	9.218%, 09/15/41 (b) Series 3924, Class US, REMIC	15,920
	558,514	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	564,637
	510,660	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	564,703
	4,533,429	3.000%, 06/15/40 Series 4323, Class GA, REMIC	4,746,459
	3,003,070	9.527%, 01/15/41 (b) Series 3792, Class SE, REMIC	3,122,438
			12,724,348

		Ginnie Mae – 1.57%
	42,524	31.408%, 03/20/34 (b) Series 2004-35, Class SA	68,938
	570,145	7.462%, 08/20/38 (b) (e) Series 2008-69, Class SB	93,054
	360,516	5.896%, 03/20/39 (b) (e) Series 2010-98, Class IA	23,970
	685,094	4.500%, 05/16/39 Series 2009-32, Class ZE	743,855
	644,923	4.500%, 05/20/39 Series 2009-35, Class DZ	710,209
	635,339	4.500%, 09/20/39 Series 2009-75, Class GZ	696,531
	1,478,720	5.282%, 06/20/41 (b) (e) Series 2011-89, Class SA	178,704
	5,224,944	5.982%, 07/20/43 (b) (e) Series 2014-5, Class PS	852,040
	5,937,894	6.082%, 10/20/44 (b) (e) Series 2014-156, Class PS	1,138,020
			4,505,321

		Total Agency Collateralized Mortgage Obligations (Cost $31,804,890)	33,006,091

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES – 2.82%

		Fannie Mae – 1.62%
	323,052	4.000%, 09/01/31 Pool # MA3894	348,887
	792,500	3.500%, 12/01/31 Pool # MA0919	843,654
	700,543	3.500%, 01/01/32 Pool # MA0949	745,914
	1,765,320	3.000%, 06/01/33 Pool # MA1459	1,852,219
	329,081	4.500%, 03/01/42 Pool # MA1050	347,087
	495,978	4.000%, 06/01/42 Pool # AB5459	518,482
			4,656,243

		Freddie Mac – 1.20%
	1,694,563	3.000%, 01/01/33 Gold Pool # C91594	1,777,529
	48,885	5.000%, 07/01/35 Gold Pool # G01840	54,160
	15,650	5.500%, 12/01/38 Gold Pool # G06172	17,509
	325,120	4.000%, 10/01/41 Gold Pool # T60392	339,759
	1,193,078	3.500%, 10/01/42 Gold Pool # T65110	1,237,746
			3,426,703

		Total U.S. Government Mortgage- Backed Securities (Cost $7,989,740)	8,082,946

OTHER ASSET-BACKED SECURITIES – 4.91%
	250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class D1 3.753%, 07/15/26 (a) (b)	231,898
	250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class E1 5.253%, 07/15/26 (a) (b)	216,754
	250,000	ALM IV (Cayman Islands) Series 2011-A4, Class C 3.003%, 07/18/22 (a) (b)	249,997

See accompanying Notes to Schedule of Investments.

35

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value			Market Value
	$500,000	Apidos CDO V (Cayman Islands) Seires 2007-5A, Class B 0.953%, 04/15/21 (a) (b)	$474,929
	250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class C 3.907%, 07/22/26 (a) (b)	236,435
	250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class D 5.457%, 07/22/26 (a) (b)	224,530
	500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class B 3.453%, 01/16/27 (a) (b)(c)	492,000
	500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class C 3.953%, 01/16/27 (a) (b)(c)	474,000
	250,000	ARES CLO (Cayman Islands) Series 2012-2A, Class D 4.952%, 10/12/23 (a) (b)	249,991
	500,000	ARES XXVI CLO (Cayman Islands) Series 2013-1A, Class D 4.003%, 04/15/25 (a) (b)	472,608
	250,000	Babson CLO (Cayman Islands) Series 2014-3A, Class E2 6.732%, 01/15/26 (a) (b)	244,110
	250,000	Ballyrock CLO (Cayman Islands) Series 2014-1A. Class C 3.981%, 10/20/26 (a) (b)	236,097
	930,295	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37 (d)	935,725
	250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class C2 3.403%, 07/15/26 (a) (b)	246,020
	250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class D2 4.453%, 07/15/26 (a) (b)	245,136
	250,000	BlueMountain CLO (Cayman Islands) Series 2012-1A, Class E 5.757%, 07/20/23 (a) (b)	238,998
	250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class D 3.303%, 04/17/25 (a) (b)	227,383
	250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class E 4.653%, 04/17/25 (a) (b)	211,927
	500,000	ColumbusNova CLO (Cayman Islands) Series 2006-2A, Class D 1.732%, 04/04/18 (a) (b)	493,741
	100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (a) (d)	95,714
	250,000	Eaton Vance CDO VIII (Cayman Islands) Series 2006-8A, Class B 0.882%, 08/15/22 (a) (b)	240,764
	250,000	Emerson Park CLO (Cayman Islands) Series 2013-1A, Class C1 3.003%, 07/15/25 (a) (b)	239,923
	250,000	Flatiron CLO (Cayman Islands) Series 2014-1A, Class B 3.107%, 07/17/26 (a) (b)	241,383
	250,000	Flatiron CLO (Cayman Islands) Series 2014-1A, Class C 3.557%, 07/17/26 (a) (b)	230,824
	500,000	Galaxy XVIII CLO (Cayman Islands) Series 2014-18A, Class D1 3.934%, 10/15/26 (a) (b)	476,600
	250,000	Goldentree Loan Opportunities VI (Cayman Islands) Series 2012-6A, Class D 4.457%, 04/17/22 (a) (b)	248,249
	757,000	GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (b)	166,448
	250,000	Halcyon Loan Advisors Funding (Cayman Islands) Series 2013-2A, Class C 2.955%, 08/01/25 (a) (b)	237,845
	500,000	ING Investment Management CLO II (Cayman Islands) Series 2006-2X, Class D 1.855%, 08/01/20 (b)	472,928
	500,000	LCM VI (Cayman Islands) Series 6A, Class C 1.036%, 05/28/19 (a) (b)	485,814
	250,000	LCM XI (Cayman Islands) Series 11A, Class D 4.207%, 04/19/22 (a) (b)	243,482
	250,000	LCM XIV (Cayman Islands) Series 14A, Class D 3.753%, 07/15/25 (a) (b)	235,199
	500,000	LCM XV (Cayman Islands) Series 15A, Class C 3.333%, 08/25/24 (a) (b)	491,011
	350,000	Madison Park Funding IV (Cayman Islands) Series 2007-4A, Class D 1.677%, 03/22/21 (a) (b)	333,029
	500,000	Madison Park Funding XV (Cayman Islands) Series 2014-15A, Class C 3.940%, 01/27/26 (a) (b)	471,385
	500,000	Magnetite XI (Cayman Islands) Series 2014-11A, Class C 3.835%, 01/18/27 (a) (b)	468,319
	250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class B 3.203%, 01/15/25 (a) (b)	241,836
	250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class C 3.753%, 01/15/25 (a) (b)	234,169
	250,000	Octagon Investment Partners XVI(Cayman Islands) Series 2013-1A, Class D 3.607%, 07/17/25 (a) (b)	227,768

See accompanying Notes to Schedule of Investments.

36

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value			Market Value
	$250,000	Octagon Investment Partners XVI(Cayman Islands) Series 2013-1A, Class E 4.757%, 07/17/25 (a) (b)	$214,876
	250,000	Octagon Investment Partners XXI (Cayman Islands) Series 2014-1A, Class C 3.884%, 11/14/26 (a) (b)	235,440
	250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class C2 3.791%, 11/22/25 (a) (b)	250,794
	250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class D2 4.871%, 11/22/25 (a) (b)	250,472
	155,130	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.338%, 09/25/36 (b)	151,151
	250,000	WhiteHorse III (Cayman Islands) Series 2006-1A, Class B1L 2.105%, 05/01/18 (a) (b)	246,447
	250,000	Wind River CLO (Cayman Islands) Series 2013-1A, Class C 3.657%, 04/20/25 (a) (b)	231,110

		Total Other Asset-Backed Securities (Cost $14,289,980)	14,065,259

FOREIGN GOVERNMENT BONDS – 0.20%
	300,000	Corp Andina de Fomento Senior Unsecured Notes 3.750%, 01/15/16	307,738
	240,000	Mexico Government International Bond Senior Unsecured Notes 4.000%, 10/02/23	255,300

		Total Foreign Government Bonds
		(Cost $552,728)	563,038
Shares
INVESTMENT COMPANIES – 8.68%
	20,160,454	BlackRock Liquidity Funds TempCash Portfolio	20,160,454
	468,861	DoubleLine Floating Rate Fund	4,693,302

		Total Investment Companies (Cost $24,877,199)	24,853,756
Total Investments – 99.95% (Cost $283,117,597)*			286,219,663
Net Other Assets and Liabilities – 0.05%			145,744
Net Assets – 100.00%			$286,365,407

*	At January 31, 2015, cost is identical for book and Federal

income tax purposes.
Gross unrealized appreciation	$7,717,562
Gross unrealized depreciation	(4,615,496)
Net unrealized appreciation	$3,102,066

**	Security in default.
(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2015, these securities amounted to $51,358,635 or 17.93% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.

(b)	Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2015.
(c)	Securities with a total aggregate market value of $1,760,240 or 0.61% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(d)	Step Coupon. Security becomes interest bearing at a future date.
(e)
Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Portfolio Composition
U.S. Government Obligations	17%
U.S. Government Agency Obligations	21%
Corporate Notes and Bonds
(S&P Ratings unaudited)
AAA	5%
AA	3%
A	7%
BBB	13%
BB	16%
B	8%
Lower than B	10%
100%

For financial reporting purposes, credit quality ratings shown are assigned by Standard & Poor’s. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.

See accompanying Notes to Schedule of Investments.

37

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Par Value		Value

CORPORATE NOTES AND BONDS – 46.00%
	Consumer Discretionary – 3.23%
$650,000	ADT Senior Unsecured Notes 4.875%, 07/15/42	$530,562
865,000	L Brands Senior Unsecured Notes 7.600%, 07/15/37	983,937
250,000	Nabisco Senior Unsecured Notes 7.550%, 06/15/15	256,055
		1,770,554

	Consumer Staples – 0.77%
65,000	Altria Group 10.200%, 02/06/39	117,439
150,000	PepsiCo Senior Unsecured Notes 7.900%, 11/01/18	184,097
100,000	Reynolds American 7.750%, 06/01/18	117,816
		419,352

	Energy – 4.17%
	Chesapeake Energy
250,000	6.625%, 08/15/20	269,062
250,000	6.125%, 02/15/21	265,000
250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	308,277
250,000	KazMunayGas National (Kazakhstan) Senior Unsecured Notes 5.750%, 04/30/43 (a)	203,760
100,000	Petroleos Mexicanos (Mexico) 4.500%, 01/23/26 (a)	100,080
250,000	Pride International 6.875%, 08/15/20	282,168
250,000	Transocean (Cayman Islands) 6.000%, 03/15/18	227,656
250,000	7.350%, 12/15/41	200,820
400,000	Weatherford International (Bermuda) 9.625%, 03/01/19	427,025
		2,283,848

	Financials – 14.59%
250,000	AerCap Ireland Capital (Ireland) 4.500%, 05/15/21 (a)	258,437
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	587,578
250,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (a)	265,000
250,000	Bancolombia SA (Colombia) Senior Unsecured Notes 5.950%, 06/03/21	273,987
250,000	Subordinated Notes 5.125%, 09/11/22	252,650
580,000	Bank of America Senior Unsecured Notes 1.293%, 01/15/19 (c)	585,469
175,000	Subordinated Notes 4.000%, 01/22/25	178,888
250,000	Barrick North America Finance 5.700%, 05/30/41	257,628
250,000	Berkshire Hathaway Finance 0.553%, 01/12/18 (c)	250,253
150,000	Blackstone Holdings Finance 6.625%, 08/15/19 (a) (d)	178,256
250,000	6.250%, 08/15/42 (a) (d)	331,219
250,000	Bunge Ltd Finance 8.500%, 06/15/19	311,108
500,000	Credit Suisse New York (Switzerland) MTN Senior Unsecured Notes 0.539%, 03/11/16 (c)	499,960
150,000	Daimler Finance 0.935%, 08/01/16 (a) (c)	150,813
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	301,652
500,000	Ford Motor Senior Unsecured Notes 1.182%, 11/04/19 (c)	497,585
375,000	Goldman Sachs Group Senior Unsecured Notes 1.277%, 10/23/19 (c)	376,785
500,000	Goldman Sachs Group, MTN Senior Unsecured Notes 1.332%, 11/15/18 (c)	505,084
400,000	Itau Unibanco Holding SA (Brazil) Subordinated Notes 5.500%, 08/06/22 (a)	402,000

See accompanying Notes to Schedule of Investments.

38

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

	Financials (continued)
$250,000	Jefferies Group Senior Unsecured Notes 6.500%, 01/20/43	$258,907
200,000	Leucadia National Senior Unsecured Notes 5.500%, 10/18/23	208,609
250,000	Nomura Holdings (Japan), MTN Senior Unsecured Notes 1.691%, 09/13/16 (c)	253,861
300,000	Turkiye Halk Bankasi AS (Turkey) Senior Unsecured Notes 4.750%, 06/04/19 (a)	303,378
500,000	Wells Fargo Senior Unsecured Notes 1.175%, 06/26/15 (c)	501,863
		7,990,970

	Healthcare – 3.59%
500,000	Bayer US Finance 0.504%, 10/07/16 (a) (c)	500,354
310,000	Endo Finance 7.000%, 07/15/19 (a)	325,887
250,000	Humana Senior Unsecured Notes 8.150%, 06/15/38	391,020
500,000	Lorillard Tobacco 8.125%, 05/01/40	745,686
		1,962,947

	Industrials – 4.30%
300,000	Ball Corp 5.000%, 03/15/22	317,625
250,000	FedEx Senior Notes 8.000%, 01/15/19	308,368
200,000	Jaguar Land Rover Automotive (United Kingdom) 4.125%, 12/15/18 (a)	205,625
500,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42 (a)	534,375
200,000	Nissan Motor Acceptance 0.955%, 09/26/16 (a)	201,023
500,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	568,140
250,000	Vale SA (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	221,513
		2,356,669

	Information Technology – 3.55%
350,000	eBay Senior Unsecured Notes 4.000%, 07/15/42	317,488
150,000	Hewlett-Packard Senior Unsecured Notes 1.193%, 01/14/19 (c)	148,304
250,000	Micron Technology Senior Unsecured Notes 5.500%, 02/01/25 (a)	253,750
250,000	Netflix Inc. Senior Unsecured Notes 5.750%, 03/01/24 (a)	260,000
250,000	Seagate HDD (Cayman Islands) 5.750%, 12/01/34 (a)	273,724
600,000	Telecom Italia Capital SA (Luxembourg) 7.721%, 06/04/38	693,000
		1,946,266

	Materials – 4.41%
100,000	Allegheny Technologies Senior Unsecured Notes 6.125%, 08/15/23	107,445
400,000	ArcelorMittal (Luxembourg) Senior Unsecured Notes 7.750%, 10/15/39 (b)	416,000
500,000	Braskem America Finance 7.125%, 07/22/41 (a)	480,000
250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19	315,317
500,000	GTL Trade Finance (Virgin Islands) 7.250%, 04/16/44 (a)	482,350
250,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38	388,006
250,000	Teck Resources (Canada) 6.250%, 07/15/41	222,643
		2,411,761

	Telecommunication Services – 5.48%
	CenturyLink
	Senior Unsecured Notes
500,000	7.600%, 09/15/39	507,500
500,000	7.650%, 03/15/42	507,500
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	379,750
250,000	Telecom Italia Capital SA (Luxembourg) 6.375%, 11/15/33	266,250
500,000	Telefonica Europe BV (Netherlands) 8.250%, 09/15/30	733,019
100,000	Verizon Communications Senior Unsecured Notes 1.771%, 09/15/16 (c)	101,834
500,000	Windstream 7.500%, 06/01/22	503,750
		2,999,603

See accompanying Notes to Schedule of Investments.

39

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

	Utilities – 1.91%
$500,000	Dubai Electricity & Water Authority (United Arab Emirates) Senior Unsecured Notes 8.500%, 04/22/15 (a)	$508,755
334,000	FPL Group Capital 7.875%, 12/15/15	354,375
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	182,220
		1,045,350

	Total Corporate Notes and Bonds (Cost $23,163,035)	25,187,320

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 45.56%
	Fannie Mae – 11.39%
123,766	6.000%, 11/01/17, Pool # 662854	130,355
33,522	6.000%, 04/01/18, Pool # 725175	34,765
135,441	5.500%, 11/01/18, Pool # 748886	145,409
43,876	4.500%, 06/01/19, Pool # 747860	46,428
234,649	6.000%, 01/01/21, Pool # 850787	254,346
103,102	6.000%, 09/01/32, Pool # 847899	116,691
67,516	6.000%, 02/01/34, Pool # 771952	76,780
77,329	7.500%, 02/01/35, Pool # 787557	91,608
18,497	7.500%, 04/01/35, Pool # 819231	19,800
134,196	6.000%, 11/01/35, Pool # 844078	152,677
97,689	5.000%, 05/01/36, Pool # 745581	108,230
51,559	6.000%, 12/01/36, Pool # 888029	58,512
69,485	5.500%, 06/01/37, Pool # 918778	77,654
73,540	6.500%, 10/01/37, Pool # 888890	83,797
233,405	5.500%, 03/01/38, Pool # 962344	260,772
233,146	4.000%, 02/01/41, Pool # AE0949	250,475
208,543	4.000%, 02/01/41, Pool # AH5695	223,619
933,401	3.000%, 03/01/43, Pool # AB8615	966,988
533,241	3.500%, 05/01/43, Pool # AB9512	564,156
557,696	3.000%, 07/01/43, Pool # AU1629	577,513
936,184	3.000%, 08/01/43, Pool # AS0331	969,365
989,145	3.000%, 09/01/44, Pool # AX7336	1,024,027
		6,233,967

	Freddie Mac – 12.92%
240,843	5.500%, 11/01/20, Gold Pool # G18083	260,490
48,827	5.500%, 12/01/20, Gold Pool # G11820	52,906
76,491	5.500%, 05/01/37, Gold Pool # A60048	85,470
151,400	5.500%, 09/01/37, Gold Pool # G03202	169,365
108,078	5.000%, 02/01/38, Gold Pool # A73409	119,098
353,042	5.000%, 04/01/38, Gold Pool # G04334	395,995
213,594	4.000%, 12/01/39, Gold Pool # G06935	229,005
105,280	4.000%, 05/01/41, Gold Pool # Q00870	112,876
668,941	4.000%, 11/01/41, Gold Pool # Q04550	717,206
903,003	3.000%, 04/01/43, Gold Pool # V80006	936,094
909,921	3.000%, 05/01/43, Gold Pool # G08525	941,160
465,926	3.000%, 09/01/43, Gold Pool # G08544	481,753
822,027	3.500%, 10/01/43, Gold Pool # G08554	868,050
316,699	3.500%, 11/01/43, Gold Pool # G08557	334,430
736,439	3.500%, 01/01/44, Gold Pool # G08562	777,669
559,112	3.500%, 02/01/44, Gold Pool # G08572	590,415
		7,071,982

	Ginnie Mae – 1.41%
110,619	5.000%, 05/01/37, Pool # 782156	121,295
229,645	5.000%, 08/01/37, Pool # 4015	252,880
192,381	6.000%, 07/01/38, Pool # 4195	216,660
118,058	5.500%, 08/01/38, Pool # 4215	125,816
48,457	6.000%, 01/01/39, Pool # 698036	54,726
		771,377

	U.S. Treasury Inflation Index Bonds – 5.66%
1,642,680	1.375%, 07/15/18	1,758,180
1,127,230	1.750%, 01/15/28	1,342,725
		3,100,905

See accompanying Notes to Schedule of Investments.

40

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

	U.S. Treasury Notes – 14.18%
$1,000,000	4.125%, 05/15/15	$1,011,543
1,000,000	2.125%, 05/31/15	1,006,758
1,500,000	2.000%, 01/31/16	1,526,718
500,000	2.000%, 04/30/16	510,742
500,000	3.000%, 08/31/16	520,938
500,000	2.250%, 11/30/17	521,250
350,000	2.000%, 11/30/20	362,879
1,500,000	2.000%, 11/15/21	1,553,321
750,000	4.000%, 02/15/15	751,055
		7,765,204

	Total U.S. Government and Agency Obligations (Cost $23,886,668)	24,943,435

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.55%
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/01/42 (c)	301,117

	Total Commercial Mortgage-Backed Security (Cost $192,538)	301,117

COMMERCIAL PAPER – 1.83%
1,000,000	Archer Danilels Midland 02/27/15	999,885

	Total Commercial Paper (Cost $999,935)	999,885

Shares

INVESTMENT COMPANY – 5.48%
3,002,245	BlackRock Liquidity Funds TempCash Portfolio	3,002,245

	Total Investment Company (Cost $3,002,245)	3,002,245
Total Investments – 99.42% (Cost $51,244,421)*		54,434,002
Net Other Assets and Liabilities – 0.58%		319,615
Net Assets – 100.00%		$54,753,617

*	At January, 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$3,392,302
	Gross unrealized depreciation	(202,721)
	Net unrealized appreciation	$3,189,581

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2015, these securities amounted to $6,119,236 or 11.18% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(b)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be accrual rate until maturity.
(c)	Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2015.
(d)	S&P credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

MTN	Medium Term Note
S&P	Standard & Poor

Portfolio Composition
U.S. Government and Agency Obligations	46%
Asset-Backed Securities	2%
Commercial Mortgage-Backed Securities	1%
Investment Company	5%
Corporate Notes and Bonds
(Moody’s Ratings (d) unaudited)
A	5%
Baa	26%
Ba	12%
B	2%
NR	1%
100%

For financial reporting purposes, credit quality ratings shown are assigned by Moody’s Investors Service. If a Moody’s credit quality rating is not available the credit quality ratings shown are assigned by Standard & Poor’s. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of Baa/ BBB or higher. Below investment grade ratings are credit ratings of Ba/BB or lower. Investments designated N/R are not rated by either rating agency. Credit quality ratings are subject to change.

See accompanying Notes to Schedule of Investments.

41

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 100.58%
	Consumer Discretionary – 17.11%
160,000	Coach (a)	$5,950,400
500,000	Ford Motor (a)	7,355,000
225,000	General Motors (a)	7,339,500
105,000	Kohl’s (a)	6,270,600
600,000	Staples (a)	10,230,000
		37,145,500

	Consumer Staples – 0.41%
25,000	ConAgra Foods (a)	885,750

	Energy – 10.55%
10,000	Anadarko Petroleum	817,500
85,000	Apache (a)	5,318,450
65,000	Baker Hughes (a)	3,769,350
40,000	Devon Energy (a)	2,410,800
100,000	Halliburton (a)	3,999,000
80,000	Schlumberger (a)	6,591,200
		22,906,300

	Financials – 8.64%
150,000	BB&T (a)	5,293,500
175,000	Hartford Financial Services Group (a)	6,807,500
665,000	Huntington Bancshares (a)	6,663,300
		18,764,300

	Healthcare – 4.66%
17,000	Laboratory Corp. of America Holdings * (a)	1,951,260
115,000	Quest Diagnostics (a)	8,173,050
		10,124,310

	Industrials – 18.46%
210,000	ADT (a)	7,224,000
80,000	Deere (a)	6,815,200
105,000	Emerson Electric (a)	5,978,700
290,000	General Electric (a)	6,928,100
175,000	Republic Services (a)	6,944,000
120,000	Waste Management (a)	6,171,600
		40,061,600

	Information Technology – 20.40%
200,000	Altera (a)	6,585,000
280,000	Cisco Systems (a)	7,382,200
75,000	Corning (a)	1,782,750
245,000	EMC (a)	6,352,850
280,000	Intel (a)	9,251,200
145,000	Paychex (a)	6,562,700
165,000	Xilinx (a)	6,364,875
		44,281,575

	Materials – 4.95%
70,000	Alcoa (a)	1,095,500
65,000	Dow Chemical (a)	2,935,400
85,000	LyondellBasell Industries NV, Class A, (Netherlands) (a)	6,722,650
		10,753,550

	Telecommunication Services – 5.39%
205,000	AT&T (a)	6,748,600
35,000	CenturyLink (a)	1,300,950
80,000	Verizon Communications (a)	3,656,800
		11,706,350

	Utilities – 10.01%
195,000	Exelon (a)	7,027,800
200,000	FirstEnergy (a)	8,066,000
180,000	PPL (a)	6,390,000
5,900	Public Service Enterprise Group (a)	251,812
		21,735,612

	Total Common Stocks (Cost $209,213,103)	218,364,847

Number of
Contracts

PURCHASED OPTIONS – 1.34%
	SPDR S&P 500 ETF TRUST
840	Strike @ $175 Exp 03/15	109,200
840	Strike @ $176 Exp 03/15	105,000
840	Strike @ $177 Exp 03/15	111,720
1,540	Strike @ $178 Exp 03/15	189,420
1,040	Strike @ $178 Exp 03/15	148,720
1,540	Strike @ $179 Exp 03/15	200,200
1,040	Strike @ $179 Exp 03/15	159,120
3,240	Strike @ $180 Exp 03/15	453,600
1,040	Strike @ $180 Exp 03/15	186,160
3,240	Strike @ $181 Exp 03/15	482,760
1,040	Strike @ $181 Exp 03/15	179,920
1,740	Strike @ $182 Exp 03/15	280,140

See accompanying Notes to Schedule of Investments.

42

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Number of		Market
Contracts		Value

1,740	Strike @ $183 Exp 03/15	$299,280

	Total Purchased Options (Cost $2,033,148)	2,905,240
Shares

INVESTMENT COMPANY – 1.66%
3,600,498	BlackRock Liquidity Funds TempCash Portfolio	3,600,498

	Total Investment Company (Cost $3,600,498)	3,600,498
Total Investments – 103.58% (Cost $214,846,749)**		224,870,585
Net Other Assets and Liabilities – (3.58)%		(7,780,482)
Net Assets – 100.00%		$217,090,103

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$16,701,996
	Gross unrealized depreciation	(6,678,160)
	Net unrealized appreciation	$10,023,836

(a)	Security position is either partially or entirely pledged as collateral for written options.

ETF	Exchange-Traded Fund
S&P	Standard & Poor
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended January 31, 2015 were as follows:

	Number of
Contracts	Contracts	Premium
Outstanding, October 31, 2014	59,168	5,230,765
Call Opinions Written	89,401	9,604,071
Call Options Closed or Expired	(85,760)	(8,161,115)
Call Options Exercised	(250)	(9,740)
Outstanding, January 1, 2015	62,559	6,663,981

Premiums received and value of written call equity options outstanding as of January 31, 2015.

Number of		Premium	Market
Contracts	Description	Received	Value

	ADT
624	Strike @ $36 Exp 7/15	$182,804	$143,520
37	Strike @ $38 Exp 7/15	4,216	5,476
1,239	Strike @ $40 Exp 7/15	128,762	126,378
200	Strike @ $41 Exp 7/15	17,572	15,000

	Alcoa
200	Strike @ $18 Exp 7/15	10,400	10,000
300	Strike @ $20 Exp 7/15	13,800	6,450
200	Strike @ $21 Exp 7/15	5,400	2,800

	Altera
291	Strike @ $38 Exp 9/15	40,157	24,735
724	Strike @ $39 Exp 9/15	85,430	47,060
985	Strike @ $41 Exp 9/15	65,994	34,475

	Anadarko Petroleum
100	Strike @ $77.5 Exp 5/15	66,395	87,250

	Apache
850	Strike @ $65 Exp 7/15	295,623	339,150

	AT&T
200	Strike @ $35 Exp 10/15	19,280	15,600
850	Strike @ $37 Exp 10/15	41,294	29,750

	Baker Hughes
300	Strike @ $65 Exp 7/15	59,387	54,000
350	Strike @ $67.5 Exp 7/15	64,787	38,500

	BB&T
450	Strike @ $36 Exp 9/15	89,682	76,725
1,000	Strike @ $37 Exp 9/15	157,958	130,000
50	Strike @ $40 Exp 9/15	2,098	3,050

	CenturyLink
100	Strike @ $43 Exp 7/15	5,396	2,600

	Cisco Systems
123	Strike @ $27 Exp 7/15	6,268	15,375
2,677	Strike @ $32 Exp 10/15	154,275	87,003

	Coach
650	Strike @ $39 Exp 8/15	197,433	149,500
500	Strike @ $40 Exp 8/15	121,478	95,500
250	Strike @ $41 Exp 8/15	54,489	40,250
200	Strike @ $43 Exp 8/15	27,819	27,000

	ConAgra Foods
250	Strike @ $35 Exp 3/15	15,310	43,500

	Corning
750	Strike @ $19 Exp 5/15	70,935	363,750

	Deere
450	Strike @ $92.5 Exp 6/15	89,081	66,150
350	Strike @ $95 Exp 6/15	50,036	35,350

	Devon Energy
400	Strike @ $57.5 Exp 7/15	194,200	250,000

	Dow Chemical
300	Strike @ $52.50 Exp 9/15	24,863	29,100
250	Strike @ $55 Exp 9/15	15,273	14,500

	EMC
890	Strike @ $33 Exp 7/15	95,771	12,905

	Emerson Electric
450	Strike @ $70 Exp 9/15	17,376	14,625
600	Strike @ $75 Exp 9/15	9,342	6,000

	Exelon
1,125	Strike @ $36 Exp 7/15	268,025	230,625
825	Strike @ $37 Exp 7/15	153,273	111,375

	FirstEnergy
150	Strike @ $37 Exp 4/15	7,350	54,750
150	Strike @ $38 Exp 4/15	5,679	43,875
1,700	Strike @ $39 Exp 4/15	40,184	378,250

See accompanying Notes to Schedule of Investments.

43

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Number of		Premium	Market
Contracts	Description	Received	Value

	Ford Motor
2,650	Strike @ $19 Exp 9/15	$66,147	$37,100
2,200	Strike @ $20 Exp 9/15	37,115	22,000

	General Electric
200	Strike @ $26 Exp 9/15	10,392	9,800
350	Strike @ $27 Exp 9/15	13,586	9,800
550	Strike @ $28 Exp 9/15	12,766	8,800
1,800	Strike @ $30 Exp 9/15	22,281	11,700

	General Motors
600	Strike @ $37 Exp 9/15	76,775	63,600
500	Strike @ $38 Exp 9/15	50,480	38,000
200	Strike @ $40 Exp 6/15	10,792	5,600
150	Strike @ $40 Exp 9/15	7,794	8,100
640	Strike @ $41 Exp 6/15	36,435	13,440

	Halliburton
650	Strike @ $50 Exp 7/15	79,623	53,300
300	Strike @ $52.5 Exp 7/15	33,122	16,800
50	Strike @ $55 Exp 7/15	4,448	1,750

	Hartford Financial Services Group
50	Strike @ $40 Exp 3/15	2,698	3,900
1,700	Strike @ $43 Exp 9/15	230,651	204,850

	Huntington Bancshares
1,076	Strike @ $10 Exp 7/15	63,441	66,712
424	Strike @ $11 Exp 7/15	11,008	10,176
5,150	Strike @ $12 Exp 7/15	61,402	38,625

	Intel
2,800	Strike @ $40 Exp 10/15	431,083	190,400

	Kohl’s
500	Strike @ $52.5 Exp 4/15	243,009	412,500
500	Strike @ $55 Exp 4/15	252,850	305,000
50	Strike @ $57.5 Exp 4/15	10,937	21,000

	Laboratory Corp. of America Holdings
170	Strike @ $110 Exp 5/15	47,052	151,300

	LyondellBasell Industries NV
100	Strike @ $95 Exp 9/15	32,212	22,500
750	Strike @ $100 Exp 9/15	157,093	106,875

	Paychex
1,250	Strike @ $47 Exp 9/15	226,266	212,500
200	Strike @ $48 Exp 9/15	25,771	25,800

	PPL
143	Strike @ $36 Exp 4/15	8,487	11,797
1,457	Strike @ $37 Exp 7/15	113,795	116,560
200	Strike @ $38 Exp 7/15	9,792	9,000

	Public Service Enterprise Group
59	Strike @ $40 Exp 3/15	2,889	18,290

	Quest Diagnostics
1,150	Strike @ $80 Exp 8/15	135,697	172,500

	Republic Services
1,100	Strike @ $42 Exp 7/15	55,506	107,250
650	Strike @ $43 Exp 7/15	17,200	43,875

	Schlumberger
250	Strike @ $95 Exp 8/15	49,489	63,750
273	Strike @ $100 Exp 8/15	31,068	39,312
277	Strike @ $105 Exp 8/15	32,307	24,099

	Staples
1,500	Strike @ $16 Exp 9/15	316,436	382,500
1,396	Strike @ $16 Exp 6/15	35,254	307,120
1,104	Strike @ $17 Exp 9/15	199,269	226,320
500	Strike @ $20 Exp 9/15	45,480	43,500
500	Strike @ $21 Exp 6/15	17,820	23,750
1,000	Strike @ $21 Exp 9/15	66,960	69,000

	Verizon Communications
50	Strike @ $48 Exp 4/15	4,448	2,650
100	Strike @ $49 Exp 4/15	6,396	3,100
150	Strike @ $50 Exp 10/15	16,944	12,450
200	Strike @ $50 Exp 7/15	20,433	9,600

	Waste Management
400	Strike @ $50 Exp 4/15	20,016	88,000
800	Strike @ $50 Exp 7/15	116,087	224,000

	Xilinx
1,650	Strike @ $45 Exp 9/15	110,084	132,000

	Total Written Call Options	$6,663,981	$7,464,253

See accompanying Notes to Schedule of Investments.

44

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

INVESTMENT COMPANIES – 100.50%
		Long/Short Strategies – 51.92%
	689,655	Blackrock Global Long/Short Equity Fund-IS	$8,186,207
	1,356,011	Convergence Core Plus Fund	23,879,348
	1,186,364	Driehaus Emerging Markets Small Cap Growth Fund	15,873,546
	1,212,579	FPA Crescent Fund-I	40,124,246
	1,638,622	Gotham Enhanced Return Fund-I	20,040,344
	204,000	Proshares Large Cap Core Plus	19,906,320
	2,127,261	Robeco Boston Partners Long/Short Equity Fund-IS	40,311,592
	2,464,720	The Weitz Funds-Partners III Opportunity Fund	39,829,869
			208,151,472

		Hedged Credit and Strategic Fixed Income – 28.86%
	2,839,507	Avenue Credit Strategies Fund	30,240,750
	4,153,697	Legg Mason BW Alternative Credit Fund	44,361,489
	3,448,310	Metropolitan West Unconstrained Bond Fund	41,103,851
			115,706,090

		Global Macro – 9.86%
	749,193	John Hancock Funds II - Global Absolute Return Strategies Fund	8,338,514
	2,934,091	Western Asset Macro Opportunities Fund	31,189,387
			39,527,901

		Managed Futures – 5.14%
	842,124	Abbey Capital Futures Strategy Fund-I	10,450,764
	856,658	ASG Managed Futures Strategy Fund-Y	10,142,833
			20,593,597

		Arbitrage – 4.09%
	1,288,884	Calamos Market Neutral Income Fund	16,381,714

		Money Market – 0.63%
	2,516,230	Blackrock Liquidity Funds Treasury Trust Fund Portfolio	2,516,230

		Total Investment Companies (Cost $399,046,955)	402,877,004

Total Investments – 100.50% (Cost $399,046,955)*			402,877,004
Net Other Assets and Liabilities – (0.50)%			(2,000,512)
Net Assets – 100.00%			$400,876,492

*	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$13,900,569
	Gross unrealized depreciation	(10,070,520)
	Net unrealized appreciation	$3,830,049

See accompanying Notes to Schedule of Investments.

45

Aston Funds

ASTON/River Road Long-Short Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

The chart represents total investments in the Fund. Materials, Exchange Traded Funds and Healthcare are negative 3.94%, 1.01% and 0.50% respectively and cannot be represented in the pie chart format.

			Market
Shares			Value

COMMON STOCKS – 85.99%
		Consumer Discretionary – 32.96%
	7,988	Biglari Holdings * (a)	$3,306,792
	79,543	Comcast, Class A (a)	4,227,313
	104,325	Discovery Communications, Class C * (a)	2,908,581
	146,420	General Motors (a)	4,776,220
	231,057	International Speedway, Class A (a)	6,721,448
	115,561	Liberty Interactive, Class A * (a)	3,161,749
	201,443	Liberty Media, Class C * (a)	6,873,235
	115,080	Liberty Ventures * (a)	4,298,238
	118,237	LVMH Moet Hennessy Louis Vuitton SA, ADR	3,808,414
	44,297	McDonald’s	4,094,815
	142,883	Quebecor, Class B (Canada)	3,581,352
	93,139	Sotheby’s (a)	3,963,064
	49,377	Time Warner (a)	3,847,950
	215,349	Twenty-First Century Fox, Class A	7,140,973
			62,710,144

		Consumer Staples – 2.35%
	58,547	Nestle, SP ADR (a)	4,479,431

		Energy – 1.56%
	37,066	Occidental Petroleum (a)	2,965,280

		Financials – 9.75%
	270,279	FNFV Group * (a)	3,351,460
	150,741	Loews (a)	5,767,351
	90,967	Oaktree Capital Group (a)	5,039,572
	122,298	Weyerhaeuser, REIT (a)	4,384,383
			18,542,766

		Industrials – 9.42%
	141,383	ADT (a)	4,863,575
	225,520	GenCorp * (a)	3,788,736
	125,981	Timken	4,788,538
	19,029	WW Grainger	4,487,799
			17,928,648

		Information Technology – 21.60%
	40,731	Apple	4,772,044
	127,778	eBay * (a)	6,772,234
	10,244	Google, Class A *	5,506,662
	63,921	IAC/InterActiveCorp (a)	3,895,985
	210,864	Microsoft (a)	8,518,906
	76,097	Motorola Solutions (a)	4,749,214
	163,965	Oracle (a)	6,868,494
			41,083,539

		Telecommunication Services – 6.35%
	233,757	SoftBank, ADR (a)	6,863,105
	114,209	Verizon Communications (a)	5,220,493
			12,083,598

		Utilities – 2.00%
	59,990	National Fuel Gas	3,805,166

		Total Common Stocks (Cost $161,844,262)	163,598,572

INVESTMENT COMPANY – 29.25%
	55,651,904	BlackRock Liquidity Funds TempCash Portfolio	55,651,904

		Total Investment Company (Cost $55,651,904)	55,651,904

Total Investments – 115.24% (Cost $217,496,166)**			219,250,476

$32,605,011 in cash and $72,999,590 in securities was segregated or on deposit with a prime broker to cover short sales as of January 31, 2015 and are included in “Net Other Assets and Liabilities”.

SHORT SALES – (25.72)%

COMMON STOCK – (24.71)%
		Consumer Discretionary – (6.04)%
	(187,101)	Callaway Golf	(1,526,744)
	(40,589)	Clubcorp Holdings	(690,419)
	(42,913)	D.R. Horton	(1,052,227)
	(42,250)	Finish Line, Class A	(997,100)
	(29,021)	Five Below *	(966,980)
	(18,281)	Men’s Wearhouse	(849,518)
	(25,516)	Newell Rubbermaid	(940,775)
	(44,400)	PulteGroup	(914,196)
	(17,159)	Red Robin Gourmet Burgers *	(1,329,823)
	(197,420)	Ruby Tuesday *	(1,188,468)
	(5,047)	Tesla Motors *	(1,027,569)
			(11,483,819)

See accompanying Notes to Schedule of Investments.

46

Aston Funds

ASTON/River Road Long-Short Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

			Market
Shares			Value

		Consumer Staples – (0.94)%
	(98,501)	Dean Foods	$(1,784,838)

		Energy – (0.34)%
	(310,694)	Paragon Offshore PLC	(649,350)

		Financials – (3.06)%
	(36,353)	Pennsylvania Real Estate Investment Trust, REIT	(869,927)
	(67,072)	Plum Creek Timber, REIT	(2,986,045)
	(52,111)	Rouse Properties, REIT	(968,743)
	(8,591)	Texas Pacific Land Trust	(992,690)
			(5,817,405)

		Healthcare – (0.50)%
	(9,342)	Chemed	(944,850)

		Industrials – (6.01)%
	(91,380)	ACCO Brands *	(723,730)
	(29,159)	Albany International, Class A	(995,197)
	(36,475)	DigitalGlobe *	(980,813)
	(26,760)	Granite Construction	(911,981)
	(26,165)	Mobile Mini	(949,790)
	(43,838)	Pitney Bowes	(1,051,235)
	(77,945)	Quad Graphics	(1,562,018)
	(110,633)	RR Donnelley & Sons	(1,822,126)
	(36,564)	TAL International Group	(1,486,327)
	(41,778)	Tetra Tech	(962,147)
			(11,445,364)

		Information Technology – (2.36)%
	(67,185)	CANON, SP ADR	(2,116,999)
	(23,092)	Dealertrack Technologies *	(928,298)
	(30,409)	LogMein *	(1,445,948)
			(4,491,245)

		Materials – (3.94)%
	(8,997)	Balchem	(476,571)
	(12,714)	Domtar	(486,946)
	(87,629)	Louisiana-Pacific *	(1,434,487)
	(73,974)	Southern Copper	(2,018,011)
	(239,916)	Teck Resources, Class B (Canada)	(3,090,118)
			(7,506,133)

		Utilities – (1.52)%
	(33,495)	South Jersey Industries	(1,951,084)
	(20,456)	UIL Holdings	(940,976)
			(2,892,060)
		Total Common Stock (Proceeds $46,982,819)	(47,015,064)

EXCHANGE TRADED FUNDS – (1.01)%
	(66,729)	United States Natural Gas Fund LP *	(912,185)
	(57,085)	United States Oil Fund LP *	(1,017,255)

		Total Exchange Traded Funds (Proceeds $2,945,802)	(1,929,440)

Total Short Sales – (25.72)% (Proceeds $49,928,621)			(48,944,504)
Net Other Assets and Liabilities – 10.48%			19,944,043
Net Assets – 100.00%			$190,250,015

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$4,085,978
	Gross unrealized depreciation	(2,331,668)
	Net unrealized appreciation	$1,754,310

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

47

Aston Funds

ASTON/Barings International Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets
			Market
Shares			Value

COMMON STOCKS – 99.04%
		Australia – 1.59%
	23,239	Amcor (a)	$229,677
	1,534	CSL (a)	104,394
			334,071

		France – 8.48%
	8,086	Accor (a)	402,010
	2,544	Air Liquide (a)	320,717
	11,561	AXA (a)	270,433
	3,815	BNP Paribas (a)	200,307
	8,920	SES (a)	324,939
	5,182	Total (a)	265,994
			1,784,400

		Germany – 10.48%
	2,896	Bayer (a)	417,113
	3,590	Daimler (a)	325,126
	5,359	Deutsche Boerse (a)	410,931
	7,318	Fresenius (a)	418,857
	4,519	SAP (a)	294,944
	7,523	Wirecard (a)	336,271
			2,203,242

		Hong Kong – 3.04%
	66,800	AIA Group (a)	387,770
	27,200	HSBC Holdings (a)	250,944
			638,714

		India – 1.86%
	11,483	Infosys, SP ADR	391,341

		Japan – 26.67%
	24,200	Astellas Pharma (a)	373,778
	6,100	Daikin Industries (a)	424,475
	7,700	Denso (a)	340,635
	48,000	Hitachi (a)	362,501
	22,000	Hitachi Metals (a)	358,496
	21,600	Isuzu Motors (a)	287,550
	11,800	Japan Tobacco (a)	321,393
	5,300	KDDI (a)	374,121
	23,000	Kubota (a)	341,444
	29,000	Mitsubishi Electric (a)	335,406
	67,000	Mitsubishi UFJ Financial Group (a)	356,056
	12,000	Mitsui Fudosan (a)	303,379
	84,000	Sumitomo Mitsui Trust Holdings (a)	295,388
	8,000	Takeda Pharmaceutical (a)	399,675
	9,600	Tokio Marine Holdings (a)	335,157
	6,200	Toyota Motor (a)	399,720
			5,609,174

		Netherlands – 6.08%
	4,132	Airbus Group NV (a)	220,152
	2,439	ASML Holding NV (a)	254,407
	14,598	Koninklijke Ahold NV (a)	263,469
	9,650	Koninklijke Philips NV (a)	266,098
	9,044	Royal Dutch Shell, Class A (a)	275,171
			1,279,297

		Papua New Guinea – 0.88%
	30,849	Oil Search (a)	185,642

		Singapore – 1.25%
	18,000	DBS Group Holdings (a)	262,433

		Sweden – 1.58%
	6,096	Assa Abloy AB, Class B (a)	332,927

		Switzerland – 9.76%
	3,751	Actelion (a)	414,338
	4,947	Julius Baer Group (a)	201,264
	3,561	Novartis (a)	347,029
	574	Roche Holding (a)	154,703
	1,016	Syngenta (a)	330,946
	20,398	UBS	341,892
	795	Zurich Financial Services (a)	263,605
			2,053,777

		Taiwan – 1.71%
	15,800	Taiwan Semiconductor Manufacturing, SP ADR	358,818

		United Kingdom – 25.66%
	15,534	Admiral Group (a)	337,935
	30,205	ARM Holdings (a)	470,759
	5,323	AstraZeneca (a)	378,921
	64,279	Barclays (a)	225,751
	27,941	BG Group (a)	372,675
	6,113	British American Tobacco (a)	344,872
	68,094	BT Group (a)	427,199
	52,433	GKN (a)	289,580
	88,730	Indivior *	232,543
	13,687	Prudential (a)	332,738

See accompanying Notes to Schedule of Investments.

48

Aston Funds

ASTON/Barings International Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

			Market
Shares			Value

		United Kingdom (continued)
	3,766	Reckitt Benckiser Group (a)	$318,736
	7,921	SABMiller (a)	431,428
	6,904	Shire (a)	503,910
	82,376	Vodafone Group (a)	289,676
	19,960	WPP (a)	438,933
			5,395,656

		Total Common Stocks (Cost $19,728,286)	20,829,492

INVESTMENT COMPANIES – 0.24%
	50,331	BlackRock Liquidity Funds TempFund Portfolio	50,331

		Total Investment Companies (Cost $50,331)	50,331
Total Investments – 99.28% (Cost $19,778,617)**			20,879,823
Net Other Assets and Liabilities – 0.72%			150,386
Net Assets – 100.00%			$21,030,209

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes

	Gross unrealized appreciation	$3,553,786
	Gross unrealized depreciation	(2,452,580)
	Net unrealized appreciation	$1,101,206

(a)	Securities with a total aggregate market value of $19,504,898 or 92.75% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

49

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 99.44%
		Australia – 4.60%
	2,300	Australia & New Zealand Banking Group (a)	$58,713
	300	Commonwealth Bank of Australia (a)	20,743
	1,100	Sonic Healthcare (a)	16,059
	5,200	Sydney Airport (a)	20,094
	10,100	Telstra (a)	50,944
	1,200	Westpac Banking (a)	32,071
			198,624

		Belgium – 3.68%
	660	Anheuser-Busch InBev, SP ADR	80,566
	2,100	Belgacom SA (a)	78,213
			158,779

		Canada – 2.36%
	350	DH	9,775
	610	Keyera	36,004
	690	Pembina Pipeline	21,438
	610	Royal Bank of Canada	34,439
			101,656

		France – 3.24%
	2,600	AXA (a)	60,819
	1,400	Electricite de France (a)	37,952
	800	Total (a)	41,064
			139,835

		Germany – 5.36%
	500	BASF (a)	44,719
	300	Bayer (a)	43,209
	200	Daimler (a)	18,113
	2,500	Deutsche Telekom (a)	43,095
	100	Muenchener Rueckversicherungs-Gesellschaft (a)	20,048
	1,400	ProSiebenSat.1 Media (a)	61,975
			231,159

		Ireland – 2.84%
	730	Medtronic PLC	52,122
	1,250	Seagate Technology	70,550
			122,672

		Israel – 0.99%
	750	Teva Pharmaceutical Industries, SP ADR	42,645

		Italy – 0.47%
	1,200	Eni (a)	20,194

		Netherlands – 1.40%
	1,390	Unilever	60,284

		Spain – 2.47%
	5,367	Ferrovial (a)	106,475

		Sweden – 1.56%
	4,200	Skandinaviska Enskilda Banken AB (a)	50,575
	700	Swedbank AB, Class A (a)	16,934
			67,509

		Switzerland – 7.26%
	590	Garmin	30,892
	1,000	Nestle (a)	76,371
	910	Novartis, ADR	88,634
	200	Swisscom (a)	117,264
			313,161

		United Kingdom – 11.17%
	600	AstraZeneca (a)	42,711
	3,300	BAE Systems (a)	25,122
	540	British American Tobacco, SP ADR	60,831
	4,300	Centrica PLC (a)	18,976
	660	GlaxoSmithKline, SP ADR	29,040
	1,500	Imperial Tobacco Group (a)	70,454
	5,500	Legal & General Group (a)	22,089
	5,000	National Grid (a)	70,295
	920	Prudential, ADR	44,657
	500	Royal Dutch Shell, Class A (a)	15,238
	3,400	SSE (a)	82,276
			481,689

		United States – 52.04%
	1,090	AbbVie	65,782
	440	Air Products & Chemicals	64,068
	1,500	Altria Group	79,650
	740	Ameren	33,507
	1,054	Apple	123,487
	2,566	AT&T	84,473
	860	Automatic Data Processing	70,976
	1,900	BioMed Realty Trust	46,455

See accompanying Notes to Schedule of Investments.

50

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

	United States (continued)
211	Chevron	$21,634
430	ConocoPhillips	27,081
1,400	CSX	46,620
1,390	Dow Chemical	62,772
490	Dr Pepper Snapple Group	37,862
770	Duke Energy	67,098
340	Emerson Electric	19,360
270	Entergy	23,628
390	Exxon Mobil	34,094
560	General Dynamics	74,598
220	Genuine Parts	20,447
1,460	Hospitality Properties Trust, REIT	47,581
850	Illinois Tool Works	79,127
760	Intel	25,110
1,030	Johnson & Johnson	103,144
700	JPMorgan Chase	38,066
270	Kimberly-Clark	29,149
680	KLA-Tencor	41,800
360	Lockheed Martin	67,813
1,330	Lorillard	87,261
330	Macy’s	21,080
220	McDonald’s	20,337
740	Merck	44,607
1,250	Microsoft	50,500
540	Newell Rubbermaid	19,910
290	Omnicom Group	21,112
1,080	Pfizer	33,750
380	Philip Morris International	30,491
370	Procter & Gamble	31,187
700	Reynolds American	47,565
1,380	Six Flags Entertainment	59,285
3,490	Spirit Realty Capital, REIT	44,881
1,570	Texas Instruments	83,916
1,355	Verizon Communications	61,937
480	VF	33,298
740	Waste Management	38,058
1,540	Wells Fargo	79,957
		2,244,514

	Total Common Stocks (Cost $4,101,285)	4,289,196

INVESTMENT COMPANY – 0.29%
12,483	BlackRock Liquidity Funds TempCash Portfolio	12,483

	Total Investment Company (Cost $12,483)	12,483
Total Investments – 99.73% (Cost $4,113,768)*		4,301,679
Net Other Assets and Liabilities – 0.27%		11,451
Net Assets – 100.00%		$4,313,130

*	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$461,466
	Gross unrealized depreciation	(273,555)
	Net unrealized appreciation	$187,911

(a)	Securities with a total aggregate market value of $1,382,805 or 32.06% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

51

Aston Funds

ASTON/LMCG Emerging Markets Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 93.15%
	Brazil – 8.52%
3,900	Banco Bradesco	$49,025
3,400	Banco do Brasil SA	26,179
4,000	Braskem, Preference A	18,560
507	Cia Brasileira de Distribuicao Grupo Pao de Acucar, SP ADR	16,635
900	Cia Energetica de Sao Paulo, Preference B	7,902
2,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,057
1,600	Embraer SA	14,156
1,900	Hypermarcas *	12,909
4,500	Itau Unibanco Holding	55,176
9,600	JBS	40,929
2,200	Porto Seguro SA	22,219
8,200	Suzano Papel e Celulose, Preference A	33,219
3,076	Vale, SP ADR	19,256
		324,222

	China – 14.89%
64,000	Agricultural Bank of China, Class H (a)	31,252
42,000	Angang Steel, Class H (a)	31,232
143,000	Bank of China, Class H (a)	79,831
50,000	China CITIC Bank, Class H (a)	36,974
51,000	China Construction Bank, Class H (a)	40,825
30,500	China Railway Construction, Class H (a)	34,959
58,000	China Railway Group (a)	42,337
64,000	Chongqing Rural Commerical Bank, Class H (a)	39,175
68,000	Evergrande Real Estate, Class H (a)	28,225
30,000	Huaneng Power International, Class H (a)	41,991
114,000	Industrial and Commercial Bank of China, Class H (a)	81,297
3,900	Tencent Holdings (a)	65,780
10,000	Zhejiang Expressway, Class H (a)	12,726
		566,604

	Egypt – 0.82%
4,400	Commerical International Bank SAE, GDR (a)	31,414

	Hong Kong – 6.41%
5,000	China Mobile (a)	65,542
69,000	China Power International Development (a)	39,176
44,000	China Resources Cement Holdings (a)	26,112
18,000	CITIC (a)	30,982
245,000	GOME Electrical Appliances Holding (a)	33,725
13,000	Shimao Property Holdings (a)	27,287
30,000	Tianjin Development Holdings (a)	21,194
		244,018

	India – 4.62%
3,897	ICICI Bank, SP ADR	46,803
1,545	Reliance Industries, GDR (a)	45,864
1,029	Tata Motors, SP ADR	50,750
2,513	Wipro, ADR	32,317
		175,734

	Indonesia – 3.15%
309,700	Adaro Energy Tbk PT (a)	24,335
91,000	Bank Negara Indonesia Persero Tbk (a)	44,588
49,500	Indofood Sukses Makmur Tbk PT (a)	29,424
149,700	Perusahaan Perkebunan London Sumatra (a)	21,668
		120,015

	Malaysia – 3.41%
20,900	DiGi.Com (a)	36,926
5,600	Hong Leong Bank (a)	21,597
7,900	IJM (a)	15,022
14,600	Telekom Malaysia (a)	28,086
57,800	YTL	28,040
		129,671

	Mexico – 4.65%
64,000	America Movil	68,571
4,600	Arca Continental *	27,282
13,800	Compartamos *	26,211
5,100	Grupo Aeroportuario del Pacifico	33,721
7,600	Grupo Comercial Chedraui *	21,092
		176,877

	Philippines – 1.76%
11,680	BDO Unibank (a)	30,314
7,860	Universal Robina (a)	36,876
		67,190

	Poland – 0.93%
564	PKP Cargo SA (a)	13,608
1,468	Polski Koncern Naftowy Orlen SA (a)	21,660
		35,268

	Russia – 2.95%
5,723	Gazprom, SP ADR	24,008
3,073	Gazprom, SP ADR (a)	12,335
546	Lukoil, SP ADR	22,069

See accompanying Notes to Schedule of Investments.

52

Aston Funds

ASTON/LMCG Emerging Markets Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

	Russia (continued)
45	Lukoil, SP ADR (a)	$1,769
1,903	MMC Norilsk Nickel OJSC, ADR (a)	31,365
880	Tatneft, SP ADR (a)	20,607
		112,153

	South Africa – 8.08%
3,021	Barloworld (a)	22,795
7,757	Gold Fields (a)	44,687
2,133	Liberty Holdings	24,013
5,006	Mediclinic International (a)	49,499
3,109	MTN Group (a)	53,688
11,917	Netcare (a)	39,563
7,942	Sappi * (a)	32,608
1,202	Tiger Brands (a)	40,536
		307,389

	South Korea – 12.14%
574	Dongbu Insurance (a)	27,691
132	E-Mart (a)	25,046
542	Hankook Tire * (a)	26,063
292	Hanwha * (a)	7,285
314	Hyundai Hysco * (a)	21,976
294	Hyundai Motor (a)	45,183
2,492	Industrial Bank of Korea * (a)	29,274
1,100	LG Display (a)	36,144
468	LG Electronics (a)	25,928
416	LS * (a)	18,235
139	Mando (a)	20,953
1,028	Nexen Tire (a)	14,605
73	Samsung Electronics (a)	90,622
856	Shinhan Financial Group (a)	34,949
142	SK Holdings (a)	22,139
983	SL * (a)	15,860
		461,953

	Taiwan – 13.11%
31,000	Advanced Semiconductor Engineering (a)	38,927
72,000	Au Optronics (a)	39,146
5,000	Catcher Technology (a)	43,723
11,000	Cheng Uei Precision Industry (a)	19,404
11,000	Chicony Electronics (a)	30,184
50,000	China Airlines *	25,227
12,000	Fubon Financial Holding (a)	19,015
22,400	Hon Hai Precision Industry (a)	61,465
29,000	King Yuan Electronics (a)	24,227
15,000	Pou Chen (a)	20,543
9,000	Ruentex Development (a)	13,511
65,000	Taishin Financial Holdings (a)	26,651
15,000	Taiwan Semiconductor Manufacturing (a)	65,964
21,984	Uni-President Enterprises (a)	35,031
74,000	United Microelectronics (a)	35,834
		498,852

	Thailand – 3.88%
207,900	Hemaraj Land and Development, NVDR (a)	28,152
5,300	Kasikornbank (a)	36,214
5,600	PTT Exploration & Production (a)	18,670
228,300	Quality Houses (a)	27,273
6,800	Siam Commercial Bank (a)	37,251
		147,560

	Turkey – 3.83%
19,504	Eregli Demir ve Celik Fabrikalari TAS (a)	34,965
26,027	Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Class D * (a)	21,292
8,158	Turk Hava Yollari * (a)	31,133
5,292	Turkcell Iletisim Hizmetleri * (a)	30,465
12,013	Turkiye Vakiflar Bankasi Tao, Class D (a)	27,908
		145,763

	Total Common Stocks (Cost $3,547,098)	3,544,683

EXCHANGE TRADED FUNDS – 4.70%
	United States – 4.70%
325	iPath MSCI India Index Fund *	24,268
1,897	iShares MSCI Emerging Markets Index Fund	74,021
2,513	iShares MSCI India	80,681
		178,970

	Total Exchange Traded Funds (Cost $142,951)	178,970

INVESTMENT COMPANY – 2.20%
83,837	BlackRock Liquidity Funds TempCash Portfolio	83,837

	Total Investment Company (Cost $83,837)	83,837
Total Investments – 100.05% (Cost $3,773,886)**		3,807,490
Net Other Assets and Liabilities – (0.05)%		(1,861)
Net Assets – 100.00%		$3,805,629

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$371,585
	Gross unrealized depreciation	(337,981)
	Net unrealized appreciation	$33,604

(a)	Securities with a total aggregate market value of $2,790,357 or 73.32% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SP	ADR Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

53

Aston Funds

ASTON/Pictet International Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 95.54%
	Australia – 3.21%
31,818	Asciano (a)	$148,137
27,687	Computershare (a)	248,772
70,046	Estia Health Ltd * (a)	272,654
156,181	Spotless Group Holdings * (a)	225,446
25,976	UGL (a)	36,064
		931,073

	Austria – 1.40%
18,788	Erste Group Bank (a)	406,743

	Belgium – 1.87%
7,662	Ageas (a)	262,375
10,765	Ontex Group NV *	279,599
		541,974

	Bermuda – 1.91%
8,400	Jardine Matheson Holdings (a)	536,783
15,402	Odfjell Drilling	17,902
		554,685

	Cayman Islands – 1.38%
164,800	MGM China Holdings (a)	399,186

	Denmark – 4.22%
8,491	Carlsberg, Class B (a)	623,499
17,754	H Lundbeck (a)	360,576
11,067	Matas (a)	239,991
		1,224,066

	Finland – 1.62%
61,003	Nokia (a)	469,144

	France – 8.35%
111,481	Bollore SA (a)	479,799
6,379	Faurecia (a)	256,220
6,312	Orpea (a)	410,320
5,002	Rubis (a)	290,089
13,498	Societe Generale (a)	542,028
8,431	Vinci (a)	442,914
		2,421,370

	Germany – 1.76%
3,541	Bayer (a)	510,013

	Hong Kong – 3.58%
41,000	Hutchison Whampoa	544,213
743,074	PCCW (a)	492,929
		1,037,142

	Italy – 7.17%
29,204	Astaldi (a)	185,641
57,444	Cerved Information Solutions (a)	310,243
48,642	Finmeccanica SPA * (a)	531,245
192,184	UnipolSai (a)	532,731
47,222	World Duty Free * (a)	520,181
		2,080,041

	Japan – 22.09%
11,000	Daiichikosho (a)	318,556
29,300	Fujitec (a)	300,261
37,800	GMO Internet (a)	312,102
57,800	Inpex (a)	639,635
16,300	Japan Tobacco (a)	443,957
23,200	LIXIL Group (a)	452,030
6,200	Miraca Holdings (a)	277,678
17,500	Mitsubishi (a)	305,291
6,600	Nippon Telegraph & Telephone (a)	390,633
35,200	NKSJ Holdings (a)	976,695
11,200	SoftBank (a)	659,139
11,800	Sohgo Security Services (a)	302,013
12,100	Sony (a)	284,605
11,300	Sumitomo Mitsui Financial Group (a)	379,192
5,400	Tsuruha Holdings (a)	362,858
		6,404,645

	Malaysia – 0.62%
73,600	Genting (a)	178,888

	Netherlands – 2.25%
5,561	Airbus Group NV (a)	296,289
6,721	Konnikluke DSM NV (a)	356,486
		652,775

	New Zealand – 1.28%
98,306	Mighty River Power (a)	239,995
50,033	Trade Me Group (a)	131,881
		371,876

	Papua New Guinea – 0.83%
39,786	Oil Search (a)	239,425

See accompanying Notes to Schedule of Investments.

54

Aston Funds

ASTON/Pictet International Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

	Philippines – 0.64%
1,582,700	Metro Pacific Investments (a)	$185,296

	Portugal – 3.15%
45,298	Galp Energia (a)	478,544
68,500	NOS (a)	434,842
		913,386

	Singapore – 1.16%
5,278	Millicom International Cellular, SA (a)	336,581

	South Korea – 1.70%
398	Samsung Electronics (a)	494,077

	Spain – 3.11%
72,835	Distribuidora Internacional de Alimentacion (a)	471,541
6,119	Enagas (a)	193,773
10,267	Obrascon Huarte Lain SA (a)	237,238
		902,552

	Sweden – 1.42%
37,698	Com Hem Holding * (a)	291,458
4,286	Modern Times Group, Class B (a)	121,302
		412,760

	Switzerland – 8.37%
4,834	Cie Financiere Richemont (a)	401,600
12,561	Gategroup Holding (a)	348,630
9,851	Nestle (a)	752,330
1,682	Roche Holding (a)	453,328
28,054	UBS Group AG	470,215
		2,426,103

	United Kingdom – 12.45%
6,517	AstraZeneca (a)	463,917
31,846	BBA Aviation (a)	162,411
25,485	BG Group (a)	339,917
175,567	Enterprise Inns * (a)	272,581
74,837	HSBC Holdings (a)	684,701
50,148	Inmarsat (a)	628,371
20,570	Prudential (a)	500,067
16,957	Standard Chartered (a)	226,120
58,673	William Hill (a)	332,418
		3,610,503

	Total Common Stocks (Cost $29,094,879)	27,704,304

PREFERRED STOCK – 1.21%
	Germany – 1.21%
1,575	Volkswagen (a)	351,362
		351,362

	Total Preferred Stock (Cost $372,169)	351,362

INVESTMENT COMPANY – 2.96%
859,791	BlackRock Liquidity Funds TempCash Portfolio	859,791

	Total Investment Company (Cost $859,791)	859,791
Total Investments – 99.71% (Cost $30,326,839)**		28,915,457
Net Other Assets and Liabilities – 0.29%		82,824
Net Assets – 100.00%		$28,998,281

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$1,322,751
	Gross unrealized depreciation	(2,734,133)
	Net unrealized depreciation	$(1,411,382)

(a)	Securities with a total aggregate market value of$26,743,737 or 92.23% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See accompanying Notes to Schedule of Investments.

55

Aston Funds

ASTON/TAMRO International Small Cap Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 91.43%
	Australia – 2.04%
1,378	Mineral Resources (a)	$7,138
2,700	Super Retail Group (a)	18,222
		25,360

	Bermuda – 3.37%
3,275	Cosan Ltd, Class A	22,598
680	Golar LNG Ltd	19,285
		41,883

	Canada – 5.74%
562	Canadian Western Bank	11,397
3,118	Cott Corp	23,697
1,600	Descartes Systems Group Inc/The *	24,440
860	Labrador Iron Ore Royalty Corp	11,736
		71,270

	Cayman Islands – 5.01%
38,500	Baoxin Auto Group Ltd (a)	22,039
10,500	Stella International Holdings Ltd	27,766
18,500	Yingde Gases Group Co (a)	12,466
		62,271

	France – 6.42%
410	Gaztransport Et Technigaz SA	23,202
150	ID Logistics Group *	12,397
2,200	UBISOFT Entertainment * (a)	44,161
		79,760

	Germany – 6.85%
1,045	DMG MORI SEIKI AG (a)	34,229
420	KUKA AG (a)	28,393
490	Wincor Nixdorf AG (a)	22,455
		85,077

	Hong Kong – 2.14%
18,500	Hongkong & Shanghai Hotels/The (a)	26,562

	Italy – 4.07%
1,660	Recordati SpA (a)	27,434
225	Tod’s (a)	23,120
		50,554

	Japan – 25.20%
1,600	Azbil Corp (a)	39,755
27	GLP J-REIT (a)	30,669
3,600	Haseko Corp (a)	29,250
1,000	Ito En Ltd. (a)	19,210
800	MISUMI Group (a)	29,883
400	Nippon Gas Co Ltd (a)	9,834
2,200	Park24 Co Ltd (a)	37,643
4,900	Shinko Plantech Co Ltd (a)	36,611
2,000	Shizuoka Gas Co Ltd. (a)	12,771
5,000	Sumitomo Heavy Industries (a)	27,057
900	Sumitomo Real Estate Sales Co Ltd. (a)	21,288
4,500	Wacom Co (a)	19,013
		312,984

	Malta – 1.08%
225	Unibet Group PLC SDR	13,393

	Mexico – 3.56%
5,640	Grupo Simec SAB de CV *	15,668
17,320	Mexico Real Estate Management SA de CV, REIT	28,506
		44,174

	Panama – 2.21%
985	Banco Latinoamericano de Comercio Exterior SA	27,452

	Singapore – 4.10%
20,000	CDL Hospitality Trusts, REIT	26,611
17,000	OSIM International Ltd. (a)	24,318
		50,929

	Switzerland – 1.85%
1,300	GAM Holding AG (a)	22,974

	United Kingdom – 15.89%
2,100	BrainJuicer Group PLC	12,636
870	Dialog Semiconductor PLC * (a)	33,273
3,800	Intermediate Capital Group PLC (a)	28,156
2,610	Northgate PLC (a)	24,262
4,600	Paragon Group of Cos PLC/The (a)	28,499
1,010	Ted Baker PLC (a)	36,005
1,115	Victrex PLC (a)	34,469
		197,300

	Virgin Islands (British) – 1.90%
4,250	Arcos Dorados Holdings Inc	23,588

	Total Common Stocks (Cost $1,125,377)	1,135,531

See accompanying Notes to Schedule of Investments.

56

Aston Funds

ASTON/TAMRO International Small Cap Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

PREFERRED STOCK – 1.63%
	Germany – 1.63%
166	Biotest AG (a)	$20,328

	Total Preferred Stock (Cost $19,108)	20,328

INVESTMENT COMPANY – 6.46%
80,195	BlackRock Liquidity Funds TempCash Portfolio . .	80,195

	Total Investment Company (Cost $80,195)	80,195
Total Investments – 99.52% (Cost $1,224,680)**		1,236,054
Net Other Assets and Liabilities – 0.48%		5,900
Net Assets – 100.00%		$1,241,954

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$61,352
	Gross unrealized depreciation	(49,978)
	Net unrealized appreciation	$11,374

(a)	Securities with a total aggregate market value of $831,487 or 66.95% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

See accompanying Notes to Schedule of Investments.

57

Aston Funds

ASTON/Harrison Street Real Estate Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.60%
	Diversified – 16.09%
9,458	American Tower	$916,953
10,998	DuPont Fabros Technology	409,785
4,698	EPR Properties	305,652
20,069	Weyerhaeuser	719,474
		2,351,864

	Healthcare – 11.83%
8,040	Brookdale Senior Living *	271,350
6,826	LTC Properties . . .	320,276
7,217	Omega Healthcare Investors	316,538
10,287	Ventas	821,005
		1,729,169

	Hotels – 6.97%
9,848	Chesapeake Lodging Trust	361,619
5,702	Hyatt Hotels, Class A *	320,795
25,018	Strategic Hotels & Resorts *	335,742
		1,018,156

	Industrial – 6.78%
13,450	Prologis	607,133
14,626	STAG Industrial . .	383,201
		990,334

	Office Properties – 12.14%
14,261	BioMed Realty Trust	348,681
4,685	Boston Properties	650,278
9,357	Corporate Office Properties Trust	280,710
3,923	SL Green Realty .	494,298
		1,773,967

	Residential – 16.26%
7,664	Equity LifeStyle Properties	419,451
9,020	Equity Residential	700,042
7,672	Mid-America Apartment Communities	608,543
19,476	UDR	647,772
		2,375,808

	Retail – 25.47%
6,693	Agree Realty	231,845
15,295	Kimco Realty	422,907
7,296	National Retail Properties	312,561
14,312	Ramco-Gershenson Properties Trust	280,086
5,042	Realty Income	273,831
19,163	Retail Opportunity Investments	338,610
7,981	Simon Property Group	1,585,505
7,047	Tanger Factory Outlet Centers	277,299
		3,722,644

	Storage – 4.06%
6,259	Sovran Self Storage	593,040

	Total Common Stocks (Cost $12,677,921)	14,554,982

INVESTMENT COMPANY – 0.33%
48,373	BlackRock Provident Institutional TempFund Portfolio	48,373

	Total Investment Company (Cost $48,373)	48,373
Total Investments – 99.93% (Cost $12,726,294)**		14,603,355
Net Other Assets and Liabilities – 0.07%		10,243
Net Assets – 100.00%		$14,613,598

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$1,942,600
	Gross unrealized depreciation	(65,539)
	Net unrealized appreciation	$1,877,061

See accompanying Notes to Schedule of Investments.

58

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	January 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 58.76%
	Consumer Discretionary – 6.93%
3,200	Dollar Tree *	$227,520
2,300	NIKE, Class B	212,175
1,562	Ralph Lauren	260,682
5,300	Starbucks	463,909
6,050	TJX	398,937
		1,563,223

	Consumer Staples – 13.51%
6,600	Colgate-Palmolive	445,632
2,200	Costco Wholesale	314,578
4,750	Estee Lauder, Class A	335,303
15,750	Mondelez International, Class A	555,030
6,720	PepsiCo	630,202
5,050	Procter & Gamble	425,664
4,600	Walgreens Boots Alliance	339,250
		3,045,659

	Energy – 1.44%
2,300	Occidental Petroleum	184,000
1,700	Schlumberger	140,063
		324,063

	Financials – 3.95%
4,900	American Express	395,381
3,600	State Street	257,436
4,600	Wells Fargo & Co	238,832
		891,649

	Healthcare – 17.96%
11,250	Abbott Laboratories	503,550
1,007	Actavis PLC (Ireland) *	268,406
2,063	Allergan	452,333
3,150	AmerisourceBergen	299,408
2,156	Amgen	328,273
1,333	Biogen Idec *	518,750
5,600	Gilead Sciences *	587,048
2,900	McKesson	616,685
3,800	Thermo Fisher Scientific	475,798
		4,050,251

	Industrials – 5.48%
3,000	Honeywell International	293,280
2,896	Union Pacific	339,440
2,300	United Parcel Service, Class B	227,332
1,200	United Technologies .	137,736
1,013	WW Grainger	238,906
		1,236,694

	Information Technology – 7.14%
3,650	Accenture PLC, Class A (Ireland)	306,709
3,000	Facebook, Class A *	227,730
727	Google, Class A *	390,799
1,900	QUALCOMM	118,674
2,217	Visa, Class A	565,136
		1,609,048

	Materials – 2.35%
4,500	Monsanto	530,910

	Total Common Stocks (Cost $10,542,053)	13,251,497

Par Value

CORPORATE NOTES AND BONDS – 19.56%
	Consumer Staples – 2.60%
$250,000	Coca-Cola
	Senior Unsecured Notes
	5.350%, 11/15/17	279,563
275,000	PepsiCo
	Senior Unsecured Notes
	5.000%, 06/01/18	307,297
		586,860

	Financials – 5.69%
300,000	General Electric Capital
	Senior Unsecured Notes, MTN
	4.375%, 09/16/20	336,226
300,000	Goldman Sachs Group
	Senior Unsecured Notes
	3.625%, 02/07/16	308,075
300,000	JPMorgan Chase
	Senior Unsecured Notes
	4.350%, 08/15/21	331,531
300,000	U.S. Bancorp
	Subordinated Notes, MTN
	2.950%, 07/15/22	307,790
		1,283,622

See accompanying Notes to Schedule of Investments.

59

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	January 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Healthcare – 4.29%
$250,000	Johnson & Johnson
	Senior Unsecured Notes
	5.950%, 08/15/37	$362,374
300,000	Medtronic
	Senior Unsecured Notes
	3.000%, 03/15/15	300,906
300,000	Pfizer Senior
	Unsecured Notes
	1.100%, 05/15/17	302,779
		966,059

	Industrials – 1.43%
300,000	United Parcel Service
	Senior Unsecured Notes
	3.125%, 01/15/21	323,022

	Information Technology – 5.55%
300,000	Apple
	Senior Unsecured Notes
	1.000%, 05/03/18	298,912
300,000	Cisco Systems
	Senior Unsecured Notes
	5.500%, 02/22/16	316,073
300,000	Google
	Senior Unsecured Notes
	3.625%, 05/19/21	330,903
300,000	Oracle
	Senior Unsecured Notes
	2.500%, 10/15/22	305,676
		1,251,564

	Total Corporate Notes and Bonds (Cost $4,192,227)	4,411,127

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 16.32%
	Fannie Mae – 0.20%
12,123	7.500%, 02/01/35,
	Pool # 787557	14,362
2,901	7.500%, 04/01/35,
	Pool # 819231	3,105
23,875	6.000%, 11/01/35,
	Pool # 844078	27,163
		44,630

	Freddie Mac – 1.72%
375,000	1.000%, 09/29/17	377,822
8,683	5.500%, 12/01/20,
	Gold Pool # G11820	9,409
		387,231

	Ginnie Mae – 0.03%
7,393	5.500%, 02/15/39,
	Pool # 698060	8,264

	U.S. Treasury Bonds – 3.91%
225,000	5.375%, 02/15/31	329,607
300,000	3.500%, 02/15/39	374,227
150,000	3.125%, 11/15/41	178,324
		882,158

	U.S. Treasury Notes – 10.46%
275,000	0.250%, 02/15/15	275,021
325,000	4.000%, 02/15/15	325,457
225,000	4.500%, 02/15/16	234,967
250,000	2.625%, 04/30/16	257,324
250,000	4.625%, 02/15/17	271,113
250,000	1.500%, 01/31/19	254,688
375,000	2.125%, 08/15/21	391,113
325,000	2.500%, 05/15/24	349,096
		2,358,779

	Total U.S. Government and Agency Obligations (Cost $3,475,974)	3,681,062

Shares

INVESTMENT COMPANY – 5.60%
1,261,624	BlackRock Liquidity Funds TempCash Portfolio	1,261,624

	Total Investment Company (Cost $1,261,624)	1,261,624
Total Investments – 100.24% (Cost $19,471,878)**		22,605,310
Net Other Assets and Liabilities – (0.24)%		(53,258)
Net Assets – 100%		$22,552,052

*	Non-income producing security.
**	At January 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$3,252,666
	Gross unrealized depreciation	(119,234)
	Net unrealized appreciation	$3,133,432

MTN	Medium Term Note

	Portfolio Composition
	Common Stocks	59%
	Investment Company	6%
	U.S. Government and Agency Obligations	16%
	Corporate Notes and Bonds
	(Moody’s Ratings unaudited)
	AAA	2%
	AA	5%
	A	11%
	BBB	1%
		100%

For financial reporting purposes, credit quality ratings shown are assigned by Moody’s Investors Service. If a Moody’s credit quality rating is not available the credit quality ratings shown are assigned by Standard & Poor’s. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of Baa/ BBB or higher. Below investment grade ratings are credit ratings of Ba/BB or lower. Credit quality ratings are subject to change.

See accompanying Notes to Schedule of Investments.

60

Aston Funds

Notes to Schedule of Investments (unaudited)	January 31, 2015

(1) Security Valuation: Equity securities, closed-end funds, exchange-traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by an independent pricing service when such prices are believed by the Adviser to reflect the current market value of such securities, in accordance with guidelines adopted by the Board of Trustees. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. If accurate market quotations are not available, securities are valued at fair values in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair market value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign equity securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign equity securities held by Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, Pictet International Fund and TAMRO International Small Cap Fund, if certain market events occur.

Certain Funds invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. ETFs are traded on securities exchanges based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

●	Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

61

Aston Funds

January 31, 2015
Notes to Schedule of Investments (unaudited) – continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of January 31, 2015 is as follows:

Funds	Total Value at 01/31/15	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$151,650,192	$151,650,192	$—	$—

Fairpointe Focused Equity Fund
Assets
Investments in Securities*	$4,685,334	$4,685,334	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$136,112,300	$136,112,300	$—	$—

M&C Growth Fund
Assets
Investments in Securities*	$3,415,801,310	$3,415,801,310	$—	$—

TAMRO Diversified Equity Fund
Assets
Investments in Securities*	$47,574,838	$47,574,838	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$970,292,460	$970,292,460	$—	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$132,817,624	$132,817,624	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$5,543,775,543	$5,543,775,543	$—	$—

M&C Mid Cap Growth Fund
Assets
Investments in Securities*	$9,968,936	$9,968,936	$—	$—

LMCG Small Cap Growth Fund
Assets
Investment in Securities*	$78,309,715	$78,309,715	$—	$—

River Road Independent Value Fund
Assets
Common Stocks
Energy	$19,987,180	$19,987,180	$—	$—
Financials	2,580,871	—	2,580,871	—
Information Technology	44,357,747	44,357,747	—	—
Materials	71,208,894	71,208,894	—	—
Total Common Stocks	138,134,692	135,553,821	2,580,871	—
Investment Company*	442,649,105	442,649,105	—	—
Total	$580,783,797	$578,202,926	2,580,871	—

River Road Select Value Fund
Assets
Investments in Securities*	$141,428,020	$141,428,020	$—	$—

62

Aston Funds

January 31, 2015
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/15	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$45,236,644	$45,236,644	$—	$—
Consumer Staples	7,684,959	3,672,962	4,011,997	—
Energy	8,783,234	4,409,742	4,373,492	—
Financials	45,196,430	45,196,430	—	—
Healthcare	10,219,770	10,219,770	—	—
Industrials	51,785,328	51,785,328	—	—
Information Technology	61,417,984	56,167,773	5,250,211	—
Materials	9,465,756	9,465,756	—	—
Telecommunication Services	10,904,045	10,904,045	—	—
Total Common Stocks	250,694,150	237,058,450	13,635,700	—
Investment Company*	24,394,228	24,394,228	—	—
Total	$275,088,378	$261,452,678	$13,635,700	$—
Silvercrest Small Cap Fund
Assets
Investments in Securities*	$80,980,593	$80,980,593	$—	$—
TAMRO Small Cap Fund
Assets
Common Stocks
Consumer Discretionary	$155,106,654	$155,106,654	$—	$—
Consumer Staples	69,305,419	57,555,616	11,749,803	—
Energy	5,214,936	5,214,936	—	—
Financials	144,630,388	144,630,388	—	—
Healthcare	81,181,317	81,181,317	—	—
Industrials	137,852,957	137,852,957	—	—
Information Technology	117,216,741	117,216,741	—	—
Materials	9,990,089	9,990,089	—	—
Total Common Stocks	720,498,501	708,748,698	11,749,803	—
Investment Company*	10,327,158	10,327,158	—	—
Total	$730,825,659	$719,075,856	$11,749,803	$—
DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds	$94,770,281	$—	$94,770,281	$—
Collateralized Mortgage-Backed Securities	62,223,251	—	62,223,251	—
U.S. Government Obligations	48,655,041	—	48,655,041	—
Agency Collateralized Mortgage Obligations	33,006,091	—	33,006,091	—
U.S. Government Mortgage-Backed Securities	8,082,946	—	8,082,946	—
Other Asset-Backed Securities	14,065,259	—	14,065,259	—
Foreign Government Bonds	563,038	—	563,038	—
Investment Companies*	24,853,756	24,853,756	—	—
Total	$286,219,663	$24,853,756	$261,365,907	$—
TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$25,187,320	$—	$25,187,320	$—
U.S. Government and Agency Obligations	24,943,435	—	24,943,435	—
Commercial Mortgage-Backed Security	301,117	—	301,117	—
Commercial Paper	999,885	—	999,885	—
Investment Company*	3,002,245	3,002,245	—	—
Total	$54,434,002	$3,002,245	$51,431,757	$—
Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$218,364,847	$218,364,847	$—	$—
Derivatives
Equity Contracts	2,905,240	2,905,240	—	—
Investment Company*	3,600,498	3,600,498	—	—
Total Assets	$224,870,585	$224,870,585	$—	$—

63

Aston Funds

January 31, 2015
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/15	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Anchor Capital Enhanced Equity Fund (continued)
Liabilities
Derivatives
Equity Covered Call Contracts	$(7,464,253)	$(7,464,253)	$—	$—
Total Liabilities	(7,464,253)	(7,464,253)	—	—
Total	$217,406,332	$217,406,332	$—	$—
Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$402,877,004	$402,877,004	$—	$—
River Road Long-Short Fund
Assets
Investments in Securities*	$219,250,476	$219,250,476	$—	$—
Total Assets	$219,250,476	$219,250,476	$—	$—
Liabilities
Securities Sold Short*	$(48,944,504)	$(48,944,504)	$—	$—
Total Liabilities	(48,944,504)	(48,944,504)	—	—
Total	$170,305,972	$170,305,972	$—	$—
Barings International Fund
Assets
Common Stocks
Australia	$334,071	$—	$334,071	$—
France	1,784,400	—	1,784,400	—
Germany	2,203,242	—	2,203,242	—
Hong Kong	638,714	—	638,714	—
India	391,341	391,341	—
Japan	5,609,174	—	5,609,174	—
Netherlands	1,279,297	—	1,279,297	—
Papua New Guinea	185,642	—	185,642	—
Singapore	262,433	—	262,433	—
Sweeden	332,927	—	332,927	—
Switzerland	2,053,777	341,892	1,711,885	—
Taiwan	358,818	358,818	—	—
United Kingdom	5,395,656	232,543	5,163,113	—
Total Common Stocks	20,829,492	1,324,594	19,504,898	—
Investment Company*	50,331	50,331	—	—
Total	$20,879,823	$1,374,925	$19,504,898	$—
Guardian Capital Global Dividend Fund
Assets
Common Stocks
Australia	$198,624	$—	$198,624	$—
Belgium	158,779	80,566	78,213	—
Canada	101,656	101,656	—	—
France	139,835	—	139,835	—
Germany	231,159	—	231,159	—
Ireland	122,672	122,672	—	—
Israel	42,645	42,645	—	—
Italy	20,194	—	20,194	—
Netherlands	60,284	60,284	—	—
Spain	106,475	—	106,475	—
Sweden	67,509	—	67,509	—
Switzerland	313,161	119,526	193,635	—
United Kingdom	481,689	134,528	347,161	—
United States	2,244,514	2,244,514	—	—
Total Common Stocks	4,289,196	2,906,391	1,382,805	—
Investment Company*	12,483	12,483	—	—
Total	$4,301,679	$2,918,874	$1,382,805	$—

64

Aston Funds

January 31, 2015
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/15	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
LMCG Emerging Markets Fund
Assets
Common Stocks
Brazil	$324,222	$324,222	$—	$—
China	566,604	—	566,604	—
Egypt	31,414	—	31,414	—
Hong Kong	244,018	—	244,018	—
India	175,734	129,870	45,864	—
Indonesia	120,015	—	120,015	—
Malaysia	129,671	28,040	101,631	—
Mexico	176,877	176,877	—	—
Philippines	67,190	—	67,190	—
Poland	35,268	—	35,268	—
Russia	112,153	46,077	66,076	—
South Africa	307,389	24,013	283,376	—
South Korea	461,953	—	461,953	—
Taiwan	498,852	25,227	473,625	—
Thailand	147,560	—	147,560	—
Turkey	145,763	—	145,763	—
Total Common Stocks	3,544,683	754,326	2,790,357	—
Exchange Traded Funds	178,970	178,970	—	—
Investment Company*	83,837	83,837	—	—
Total	$3,807,490	$1,017,133	$2,790,357	$—
ASTON/Pictet International Fund
Assets
Common Stocks
Australia	$931,073	$272,654	$658,419	$—
Austria	406,743	—	406,743	—
Belgium	541,974	279,599	262,375	—
Bermuda	554,685	17,902	536,783	—
Cayman Islands	399,186	—	399,186	—
Denmark	1,224,066	—	1,224,066	—
Finland	469,144	—	469,144	—
France	2,421,370	—	2,421,370	—
Germany	510,013	—	510,013	—
Hong Kong	1,037,142	544,213	492,929	—
Italy	2,080,041	—	2,080,041	—
Japan	6,404,645	—	6,404,645	—
Malaysia	178,888	—	178,888	—
Netherlands	652,775	—	652,775	—
New Zealand	371,876	—	371,876	—
Papua New Guinea	239,425	—	239,425	—
Philippines	185,296	—	185,296	—
Portugal	913,386	—	913,386	—
Singapore	336,581	—	336,581	—
South Korea	494,077	—	494,077	—
Spain	902,552	—	902,552	—
Sweden	412,760	—	412,760	—
Switzerland	2,426,103	470,215	1,955,888	—
United Kingdom	3,610,503	—	3,610,503	—
Total Common Stocks	27,704,304	1,584,583	26,119,721	—
Preferred Stock	351,362	—	351,362	—
Investment Company*	859,791	859,791	—	—
Total	$28,915,457	$2,444,374	$26,471,083	$—

65

Aston Funds

January 31, 2015
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/15	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TAMRO International Small Cap
Assets
Common Stocks
Australia	$25,360	$—	$25,360	$—
Bermuda	41,883	41,883	—	—
Canada	71,270	59,534	11,736	—
Cayman Islands	62,271	27,766	34,505	—
France	79,760	35,599	44,161	—
Germany	85,077	—	85,077	—
Hong Kong	26,562	—	26,562	—
Italy	50,554	—	50,554	—
Japan	312,984	30,669	282,315	—
Malta	13,393	13,393	—	—
Mexico	44,174	44,174	—	—
Panama	27,452	27,452	—	—
Singapore	50,929	26,611	24,318	—
Switzerland	22,974	—	22,974	—
United Kingdom	197,300	12,636	184,664	—
Virgin Islands (British)	23,588	23,588	—	—
Total Common Stocks	1,135,531	343,305	792,226	—
Preferred Stock	20,328	—	20,328	—
Investment Company*	80,195	80,195	—	—
Total	$1,236,054	$423,500	$812,554	$—
Harrison Street Real Estate Fund
Assets
Investments in Securities*	$14,603,355	$14,603,355	$—	$—
M&C Balanced Fund
Assets
Common Stocks*	$13,251,497	$13,251,497	$—	$—
Corporate Notes and Bonds	4,411,127		4,411,127	—
U.S. Government and Agency Obligations	3,681,062	—	3,681,062	—
Investment Company*	1,261,624	1,261,624	—	—
Total	$22,605,310	$14,513,121	$8,092,189	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

At the end of each fiscal quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at a quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair values of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, Pictet International Fund, and Tamro International Small Cap Fund may utilize an external pricing service to fair value certain foreign securities if certain market events occur. Such fair valuations are categorized as Level 2 in the hierarchy. Because such market events were deemed to have occurred at January 31, 2015, Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, Pictet International Fund, and Tamro International Small Cap Fund utilized the external pricing service adjustments. As a result, Barings International Fund, LMCG Emerging Market Fund, and Pictet International Fund owned certain securities during the period ended January 31, 2015 that were still owned as of January 31, 2015 and were transferred from Level 1 to Level 2.

Certain securities that were held at January 31, 2015 and since the beginning of the fiscal year in Barings International Fund, LMCG Emerging Markets Fund, Pictet International Fund, River Road Dividend All Cap Value Fund, River Road Small Cap Value Fund and River Road Independent Value Fund had changes in liquidity assessments which resulted in a transfer between levels. Transfers between Levels, if any, are recognized as of the last day of the fiscal quarter in which the event or change in circumstances that resulted in reclassification occurred.

66

Aston Funds

January 31, 2015
Notes to Schedule of Investments (unaudited) – continued

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1

Barings International Fund	$324,939	$—
LMCG Emerging Markets Fund	36,619	24,013
Pictet International Fund	291,458	562,115
River Road Dividend All Cap Value Fund	—	6,389,371
River Road Small Cap Value Fund	—	4,417,449
River Road Independent Value Fund	—	20,772,355

During the three-month period ended January 31, 2015, investments with a total aggregate value of $634,937 were transferred from Level 3 to Level 2 due to the pricing vendor using evaluated prices of the investments based on significant market observable inputs versus the use of a single broker quote.

The following is a reconciliation of Level 3 holdings as of January 31, 2015:

DoubleLine Core Plus Fixed Income Fund	Total	Corporate Notes	Asset- Backed
Fair value, beginning of period	$640,628	$154,500	$486,128
Purchases	—	—	—
Sales	—	—	—
Change in unrealized appreciation (depreciation)	(5,691)	230	(5,921)
Transfers out	(634,937)	(154,730)	(480,207)
Fair value, end of period	$—	$—	$—

(2) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to sell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. As of and during the three months ended January 31, 2015, the Funds did not hold any repurchase agreements.

(3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctuations during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the three months ended January 31, 2015, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund owned delayed delivery securities. At January 31, 2015, only DoubleLine Core Plus Fixed Income Fund owned delayed delivery securities.

(4) Mortgage-Backed Securities: M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) Securities Sold Short: River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of assets, in accordance with procedures established by the Board of Trustees.

(6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a

67

Aston Funds

January 31, 2015
Notes to Schedule of Investments (unaudited) – continued

liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at January 31, 2015. As of and during the three months ended January 31, 2015, the average* volume of derivative activities were as follows:

Funds	Purchased Options (Premiums Paid)	Written Options (Premiums eceived)
Anchor Capital Enhanced Equity Fund	$2,014,378	$5,947,374
* estimated based on quarter end holdings

(7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of its contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the three months ended January 31, 2015, the Funds did not enter into any forward foreign currency contracts.

(8) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at January 31, 2015, by primary risk exposure:

	Asset Derivative Investments Value	Liability Derivative Investments Value
Fund	Equity Contracts	Equity Contracts
Anchor Capital Enhanced Equity Fund	$2,905,240	$(7,464,253)

68

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aston Funds

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date	03/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date	03/25/2015

By (Signature and Title)*	/s/ Laura M. Curylo
Laura M. Curylo, Treasurer and Chief Financial Officer
(principal financial officer)

Date	03/25/2015

* Print the name and title of each signing officer under his or her signature.